UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® SAI U.S. Value Index Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

JPMorgan Chase & Co.	4.1
Exxon Mobil Corp.	3.9
Bank of America Corp.	3.5
Microsoft Corp.	3.5
Chevron Corp.	3.5
Cisco Systems, Inc.	3.2
Apple, Inc.	3.1
Comcast Corp. Class A	2.9
Wells Fargo & Co.	2.9
Verizon Communications, Inc.	2.8
33.4

Market Sectors (% of Fund's net assets)

Financials	23.7
Information Technology	18.2
Energy	13.7
Health Care	12.6
Communication Services	9.7
Industrials	7.6
Consumer Discretionary	5.8
Materials	4.2
Consumer Staples	3.9
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	1,729,847	30,600,993
Verizon Communications, Inc.	1,017,123	43,075,159
		73,676,152
Entertainment - 0.3%
Warner Bros Discovery, Inc. (a)	536,879	5,379,528
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	51,320	7,189,932
Media - 4.1%
Charter Communications, Inc. Class A (a)	24,335	9,021,228
Comcast Corp. Class A	971,527	45,214,867
Fox Corp. Class A	89,571	2,893,143
Liberty Broadband Corp. Class C (a)	31,709	2,487,571
Nexstar Media Group, Inc. Class A	7,799	1,385,960
Paramount Global Class B	119,753	1,747,196
		62,749,965
TOTAL COMMUNICATION SERVICES		148,995,577
CONSUMER DISCRETIONARY - 5.8%
Automobile Components - 0.2%
BorgWarner, Inc.	56,868	1,927,825
Lear Corp.	14,095	1,873,226
		3,801,051
Automobiles - 1.7%
Ford Motor Co.	951,317	11,149,435
General Motors Co.	331,327	12,855,488
Harley-Davidson, Inc.	30,662	994,982
Thor Industries, Inc. (b)	12,890	1,456,828
		26,456,733
Broadline Retail - 0.5%
Amazon.com, Inc. (a)	8,201	1,272,795
eBay, Inc.	125,565	5,156,955
Macy's, Inc.	66,202	1,210,835
		7,640,585
Distributors - 0.2%
LKQ Corp.	64,742	3,021,509
Household Durables - 2.2%
D.R. Horton, Inc.	72,911	10,419,711
KB Home	18,523	1,103,786
Lennar Corp. Class A	63,377	9,497,043
Meritage Homes Corp.	8,895	1,473,101
Mohawk Industries, Inc. (a)	12,788	1,333,149
PulteGroup, Inc.	52,160	5,453,850
Taylor Morrison Home Corp. (a)	25,996	1,355,431
Toll Brothers, Inc.	26,003	2,583,398
		33,219,469
Specialty Retail - 0.6%
Academy Sports & Outdoors, Inc.	18,033	1,131,210
Asbury Automotive Group, Inc. (a)	4,978	1,040,701
Best Buy Co., Inc.	46,862	3,397,026
Dick's Sporting Goods, Inc.	14,868	2,216,373
Signet Jewelers Ltd.	10,860	1,080,353
		8,865,663
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	14,653	1,486,986
PVH Corp.	14,619	1,758,081
Tapestry, Inc.	55,448	2,150,828
		5,395,895
TOTAL CONSUMER DISCRETIONARY		88,400,905
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	44,799	2,768,130
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	97,530	2,069,587
Kroger Co.	160,106	7,387,291
Walgreens Boots Alliance, Inc.	173,480	3,915,444
		13,372,322
Food Products - 1.7%
Archer Daniels Midland Co.	129,044	7,172,266
Bunge Global SA	35,150	3,096,364
Conagra Brands, Inc.	115,638	3,370,848
Darling Ingredients, Inc. (a)	38,597	1,671,250
The J.M. Smucker Co.	25,677	3,377,809
The Kraft Heinz Co.	192,884	7,161,783
		25,850,320
Tobacco - 1.1%
Altria Group, Inc.	427,899	17,167,308
TOTAL CONSUMER STAPLES		59,158,080
ENERGY - 13.7%
Oil, Gas & Consumable Fuels - 13.7%
Antero Resources Corp. (a)	68,350	1,526,939
APA Corp.	74,206	2,324,874
Cheniere Energy, Inc.	57,642	9,452,712
Chesapeake Energy Corp. (b)	26,954	2,078,423
Chevron Corp.	359,028	52,931,498
Chord Energy Corp.	9,987	1,535,601
Coterra Energy, Inc.	181,982	4,527,712
Devon Energy Corp.	155,008	6,513,436
Diamondback Energy, Inc.	43,303	6,657,403
EQT Corp.	99,516	3,522,866
Exxon Mobil Corp.	578,744	59,500,671
HF Sinclair Corp.	37,876	2,139,615
Marathon Oil Corp.	141,592	3,235,377
Marathon Petroleum Corp.	91,862	15,212,347
Matador Resources Co.	26,805	1,471,326
Murphy Oil Corp.	35,504	1,374,005
Ovintiv, Inc.	61,403	2,604,715
PBF Energy, Inc. Class A	26,313	1,329,070
Permian Resource Corp. Class A	100,569	1,355,670
Phillips 66 Co.	106,441	15,360,501
Range Resources Corp.	58,380	1,695,355
SM Energy Co.	28,141	1,043,468
Southwestern Energy Co. (a)	266,484	1,718,822
Valero Energy Corp.	82,368	11,440,915
		210,553,321
FINANCIALS - 23.7%
Banks - 17.6%
Bank of America Corp.	1,593,393	54,191,296
Bank OZK	25,456	1,148,320
Citigroup, Inc.	463,037	26,008,788
Citizens Financial Group, Inc.	112,796	3,688,429
Comerica, Inc.	31,905	1,677,565
Credicorp Ltd. (United States)	16,441	2,440,338
East West Bancorp, Inc.	34,096	2,482,530
Fifth Third Bancorp	164,763	5,641,485
First Citizens Bancshares, Inc.	2,877	4,344,270
First Horizon National Corp.	135,187	1,925,063
FNB Corp., Pennsylvania	86,814	1,144,209
Huntington Bancshares, Inc.	350,341	4,459,841
JPMorgan Chase & Co.	365,184	63,673,480
M&T Bank Corp.	40,152	5,544,991
New York Community Bancorp, Inc.	174,796	1,130,930
Old National Bancorp, Indiana	70,796	1,166,010
PNC Financial Services Group, Inc.	96,373	14,572,561
Regions Financial Corp.	225,016	4,201,049
Truist Financial Corp.	322,662	11,957,854
U.S. Bancorp	204,392	8,490,444
Valley National Bancorp	103,175	992,544
Webster Financial Corp.	41,621	2,059,407
Wells Fargo & Co.	878,624	44,089,352
Western Alliance Bancorp.	26,486	1,694,045
Zions Bancorporation NA	35,843	1,501,822
		270,226,623
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	8,180	1,217,511
Bank of New York Mellon Corp.	186,066	10,319,220
State Street Corp.	74,658	5,514,986
		17,051,717
Consumer Finance - 1.6%
Ally Financial, Inc.	65,678	2,409,069
Capital One Financial Corp.	92,141	12,468,520
Discover Financial Services	60,498	6,383,749
Synchrony Financial	100,114	3,891,431
		25,152,769
Financial Services - 0.7%
Corebridge Financial, Inc.	58,014	1,402,198
Equitable Holdings, Inc.	76,979	2,516,444
Essent Group Ltd.	25,829	1,424,728
MGIC Investment Corp.	67,092	1,331,105
Mr. Cooper Group, Inc. (a)	15,934	1,073,314
Radian Group, Inc.	37,055	1,073,854
The Western Union Co.	88,152	1,108,071
		9,929,714
Insurance - 2.6%
American International Group, Inc.	169,849	11,806,204
Arch Capital Group Ltd. (a)	90,284	7,442,110
Axis Capital Holdings Ltd.	18,767	1,117,012
Everest Re Group Ltd.	10,500	4,042,185
Hartford Financial Services Group, Inc.	72,767	6,327,818
Lincoln National Corp.	41,047	1,126,740
Reinsurance Group of America, Inc.	15,945	2,772,676
RenaissanceRe Holdings Ltd.	12,700	2,906,141
Unum Group	44,357	2,144,217
		39,685,103
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.	116,907	1,250,905
TOTAL FINANCIALS		363,296,831
HEALTH CARE - 12.6%
Biotechnology - 1.7%
Gilead Sciences, Inc.	301,462	23,592,416
United Therapeutics Corp. (a)	11,355	2,438,827
		26,031,243
Health Care Equipment & Supplies - 0.1%
Envista Holdings Corp. (a)	41,468	974,498
Health Care Providers & Services - 6.2%
Centene Corp. (a)	129,242	9,733,215
Cigna Group	70,795	21,305,755
CVS Health Corp.	310,742	23,109,883
Elevance Health, Inc.	56,845	28,049,597
Humana, Inc.	29,785	11,260,517
Tenet Healthcare Corp. (a)	24,569	2,032,839
		95,491,806
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	492,281	24,057,772
Jazz Pharmaceuticals PLC (a)	15,232	1,869,271
Perrigo Co. PLC	32,784	1,051,711
Pfizer, Inc.	1,366,071	36,993,203
Royalty Pharma PLC	92,565	2,627,920
Viatris, Inc.	290,244	3,416,172
		70,016,049
TOTAL HEALTH CARE		192,513,596
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.1%
RTX Corp.	346,027	31,529,980
Air Freight & Logistics - 0.9%
FedEx Corp.	55,961	13,502,830
Building Products - 0.7%
Builders FirstSource, Inc. (a)	29,855	5,186,709
Owens Corning	21,502	3,258,198
UFP Industries, Inc.	14,955	1,696,645
		10,141,552
Electrical Equipment - 0.2%
Atkore, Inc.	9,144	1,394,734
Sensata Technologies, Inc. PLC	36,618	1,324,473
		2,719,207
Machinery - 1.9%
AGCO Corp.	15,036	1,839,354
Allison Transmission Holdings, Inc.	21,650	1,310,691
CNH Industrial NV	234,981	2,819,772
Cummins, Inc.	34,293	8,206,315
Mueller Industries, Inc.	27,467	1,318,416
Oshkosh Corp.	15,826	1,742,443
PACCAR, Inc.	126,551	12,704,455
		29,941,446
Passenger Airlines - 1.0%
American Airlines Group, Inc. (a)	158,115	2,249,976
Delta Air Lines, Inc.	155,677	6,093,198
Southwest Airlines Co.	144,222	4,310,796
United Airlines Holdings, Inc. (a)	79,350	3,283,503
		15,937,473
Professional Services - 0.3%
Concentrix Corp.	11,440	1,016,673
SS&C Technologies Holdings, Inc.	52,098	3,179,020
		4,195,693
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	48,934	3,746,387
Beacon Roofing Supply, Inc. (a)	14,058	1,165,268
Boise Cascade Co.	9,578	1,297,436
WESCO International, Inc.	10,627	1,843,997
		8,053,088
TOTAL INDUSTRIALS		116,021,269
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	979,972	49,174,995
Juniper Networks, Inc.	77,146	2,851,316
		52,026,311
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. (a)	13,103	1,456,398
Avnet, Inc.	21,892	991,708
Coherent Corp. (a)	31,885	1,515,813
Flex Ltd. (a)	105,207	2,497,614
Jabil, Inc.	30,954	3,878,227
TD SYNNEX Corp.	12,410	1,240,752
		11,580,512
IT Services - 3.5%
Amdocs Ltd.	28,797	2,640,109
Cognizant Technology Solutions Corp. Class A	121,310	9,355,427
DXC Technology Co. (a)	46,849	1,021,308
IBM Corp.	220,916	40,573,433
		53,590,277
Semiconductors & Semiconductor Equipment - 2.4%
Qualcomm, Inc.	225,464	33,483,659
Skyworks Solutions, Inc.	38,563	4,028,291
		37,511,950
Software - 4.0%
Gen Digital, Inc.	136,411	3,202,930
Microsoft Corp.	134,243	53,372,332
Zoom Video Communications, Inc. Class A (a)	61,522	3,974,936
		60,550,198
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	258,623	47,690,081
Dell Technologies, Inc.	61,527	5,099,358
Hewlett Packard Enterprise Co.	310,371	4,745,573
HP, Inc.	210,406	6,040,756
		63,575,768
TOTAL INFORMATION TECHNOLOGY		278,835,016
MATERIALS - 4.2%
Chemicals - 1.8%
Albemarle Corp. (b)	28,392	3,257,698
CF Industries Holdings, Inc.	46,224	3,490,374
Dow, Inc.	169,693	9,095,545
Eastman Chemical Co.	28,685	2,396,632
LyondellBasell Industries NV Class A	61,995	5,834,969
Olin Corp.	29,649	1,543,823
The Mosaic Co.	79,073	2,428,332
		28,047,373
Containers & Packaging - 0.6%
Berry Global Group, Inc.	28,573	1,870,389
Graphic Packaging Holding Co.	74,045	1,888,888
International Paper Co.	83,714	2,999,473
WestRock Co.	62,033	2,497,449
		9,256,199
Metals & Mining - 1.8%
Alpha Metallurgical Resources	2,860	1,141,826
Cleveland-Cliffs, Inc. (a)	122,144	2,448,987
Commercial Metals Co.	28,284	1,476,990
Nucor Corp.	59,477	11,118,036
Reliance Steel & Aluminum Co.	13,904	3,968,480
Steel Dynamics, Inc.	36,800	4,441,392
United States Steel Corp.	53,961	2,537,246
		27,132,957
TOTAL MATERIALS		64,436,529
UTILITIES - 0.3%
Gas Utilities - 0.1%
National Fuel Gas Co.	22,214	1,047,612
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	81,314	3,336,313
TOTAL UTILITIES		4,383,925
TOTAL COMMON STOCKS (Cost $1,388,315,857)		1,526,595,049

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $299,073)	300,000	299,079

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,086,013	2,086,430
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	5,940,577	5,941,171
TOTAL MONEY MARKET FUNDS (Cost $8,027,601)		8,027,601

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,396,642,531)	1,534,921,729
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,204,497)
NET ASSETS - 100.0%	1,531,717,232

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	20	Mar 2024	4,870,500	169,441	169,441

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $267,177.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	224,734	660,070,133	658,208,437	278,050	-	-	2,086,430	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,834,773	30,526,299	28,419,901	1,862	-	-	5,941,171	0.0%
Total	4,059,507	690,596,432	686,628,338	279,912	-	-	8,027,601

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	148,995,577	148,995,577	-	-
Consumer Discretionary	88,400,905	88,400,905	-	-
Consumer Staples	59,158,080	59,158,080	-	-
Energy	210,553,321	210,553,321	-	-
Financials	363,296,831	363,296,831	-	-
Health Care	192,513,596	192,513,596	-	-
Industrials	116,021,269	116,021,269	-	-
Information Technology	278,835,016	278,835,016	-	-
Materials	64,436,529	64,436,529	-	-
Utilities	4,383,925	4,383,925	-	-

U.S. Government and Government Agency Obligations	299,079	-	299,079	-

Money Market Funds	8,027,601	8,027,601	-	-
Total Investments in Securities:	1,534,921,729	1,534,622,650	299,079	-
Derivative Instruments: Assets
Futures Contracts	169,441	169,441	-	-
Total Assets	169,441	169,441	-	-
Total Derivative Instruments:	169,441	169,441	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	169,441	0
Total Equity Risk	169,441	0
Total Value of Derivatives	169,441	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,636,163) - See accompanying schedule:
Unaffiliated issuers (cost $1,388,614,930)	$1,526,894,128
Fidelity Central Funds (cost $8,027,601)	8,027,601

Total Investment in Securities (cost $1,396,642,531)		$1,534,921,729
Receivable for fund shares sold		50,356,373
Dividends receivable		2,645,900
Distributions receivable from Fidelity Central Funds		39,903
Prepaid expenses		280
Total assets		1,587,964,185
Liabilities
Payable for investments purchased	$49,602,152
Payable for fund shares redeemed	457,711
Accrued management fee	120,726
Payable for daily variation margin on futures contracts	80,500
Other payables and accrued expenses	45,064
Collateral on securities loaned	5,940,800
Total Liabilities		56,246,953
Net Assets		$1,531,717,232
Net Assets consist of:
Paid in capital		$1,377,536,971
Total accumulated earnings (loss)		154,180,261
Net Assets		$1,531,717,232
Net Asset Value, offering price and redemption price per share ($1,531,717,232 ÷ 140,629,579 shares)		$10.89
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$13,419,668
Interest		7,847
Income from Fidelity Central Funds (including $1,862 from security lending)		279,912
Total Income		13,707,427
Expenses
Management fee	$435,539
Custodian fees and expenses	12,598
Independent trustees' fees and expenses	1,041
Registration fees	26,040
Audit	30,147
Legal	4,748
Miscellaneous	5,827
Total Expenses		515,940
Net Investment income (loss)		13,191,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,648,742
Futures contracts	164,244
Total net realized gain (loss)		19,812,986
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	60,798,143
Futures contracts	113,092
Total change in net unrealized appreciation (depreciation)		60,911,235
Net gain (loss)		80,724,221
Net increase (decrease) in net assets resulting from operations		$93,915,708
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,191,487	$38,920,584
Net realized gain (loss)	19,812,986	87,798,644
Change in net unrealized appreciation (depreciation)	60,911,235	(260,301,630)
Net increase (decrease) in net assets resulting from operations	93,915,708	(133,582,402)
Distributions to shareholders	(49,337,422)	(299,214,923)

Share transactions
Proceeds from sales of shares	1,100,866,336	408,566,801
Reinvestment of distributions	44,602,754	289,927,267
Cost of shares redeemed	(50,668,274)	(2,825,899,380)

Net increase (decrease) in net assets resulting from share transactions	1,094,800,816	(2,127,405,312)
Total increase (decrease) in net assets	1,139,379,102	(2,560,202,637)

Net Assets
Beginning of period	392,338,130	2,952,540,767
End of period	$1,531,717,232	$392,338,130

Other Information
Shares
Sold	106,952,540	36,999,453
Issued in reinvestment of distributions	4,371,902	26,793,151
Redeemed	(4,865,178)	(273,043,165)
Net increase (decrease)	106,459,264	(209,250,561)

Financial Highlights
Fidelity® SAI U.S. Value Index Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$12.13	$12.22	$8.82	$10.06	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.16	.32	.31	.31	.29	.25
Net realized and unrealized gain (loss)	.29	.40 C	.31	3.35	(1.27)	(.22)
Total from investment operations	.45	.72	.62	3.66	(.98)	.03
Distributions from net investment income	(.59)	(.38)	(.28)	(.26)	(.26)	(.19)
Distributions from net realized gain	(.45)	(.99)	(.42)	-	-	(.14)
Total distributions	(1.04)	(1.37)	(.71) D	(.26)	(.26)	(.33)
Net asset value, end of period	$10.89	$11.48	$12.13	$12.22	$8.82	$10.06
Total Return E,F	4.71%	6.74%	5.21%	42.39%	(10.13)%	.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I,J	.12%	.10%	.11%	.11%	.21%
Expenses net of fee waivers, if any	.12% I,J	.12%	.10%	.11%	.11%	.15%
Expenses net of all reductions	.12% I,J	.12%	.10%	.11%	.11%	.15%
Net investment income (loss)	3.06% I,J	2.90%	2.49%	2.89%	3.12%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,531,717	$392,338	$2,952,541	$3,589,260	$2,282,301	$1,788,140
Portfolio turnover rate K	62% I	86%	62%	80%	82%	99%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$171,994,211
Gross unrealized depreciation	(39,279,400)
Net unrealized appreciation (depreciation)	$132,714,811
Tax cost	$1,402,376,359
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	1,332,926,578	277,479,626
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Value Index Fund	$550
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Value Index Fund	$179	$ -	$-

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	69%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® SAI U.S. Value Index Fund	.12%
Actual		$ 1,000	$ 1,047.10	$ .62
Hypothetical-B		$ 1,000	$ 1,024.53	$ .61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
The Board considered that, when compared to a subset of the total expense asset size peer group that excludes funds in a fund complex with a unique at-cost service model, the fund would not be above the total expense asset size peer group competitive median for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9885516.106
USV-SANN-0324
Fidelity® SAI U.S. Large Cap Index Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.2
Apple, Inc.	6.6
NVIDIA Corp.	3.7
Amazon.com, Inc.	3.5
Meta Platforms, Inc. Class A	2.1
Alphabet, Inc. Class A	2.1
Alphabet, Inc. Class C	1.7
Berkshire Hathaway, Inc. Class B	1.7
Tesla, Inc.	1.3
Broadcom, Inc.	1.3
31.2

Market Sectors (% of Fund's net assets)

Information Technology	29.4
Financials	13.1
Health Care	12.7
Consumer Discretionary	10.3
Communication Services	8.8
Industrials	8.6
Consumer Staples	6.1
Energy	3.8
Real Estate	2.4
Materials	2.3
Utilities	2.2

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,021,428	35,759,061
Verizon Communications, Inc.	1,188,569	50,335,897
		86,094,958
Entertainment - 1.3%
Electronic Arts, Inc.	69,197	9,520,123
Live Nation Entertainment, Inc. (a)	40,114	3,564,129
Netflix, Inc. (a)	123,739	69,802,407
Take-Two Interactive Software, Inc. (a)	44,715	7,374,845
The Walt Disney Co.	517,309	49,687,529
Warner Bros Discovery, Inc. (a)	627,375	6,286,298
		146,235,331
Interactive Media & Services - 5.9%
Alphabet, Inc.:
Class A (a)	1,673,125	234,404,813
Class C (a)	1,408,130	199,672,834
Match Group, Inc. (a)	76,846	2,949,349
Meta Platforms, Inc. Class A	627,519	244,820,263
		681,847,259
Media - 0.7%
Charter Communications, Inc. Class A (a)	28,437	10,541,880
Comcast Corp. Class A	1,135,286	52,836,210
Fox Corp.:
Class A	69,969	2,259,999
Class B	37,217	1,116,882
Interpublic Group of Companies, Inc.	108,282	3,572,223
News Corp.:
Class A	107,630	2,652,003
Class B (b)	32,424	829,082
Omnicom Group, Inc.	55,959	5,057,574
Paramount Global Class B	136,398	1,990,047
		80,855,900
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	143,860	23,194,548
TOTAL COMMUNICATION SERVICES		1,018,227,996
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.1%
Aptiv PLC (a)	79,970	6,503,960
BorgWarner, Inc.	66,454	2,252,791
		8,756,751
Automobiles - 1.5%
Ford Motor Co.	1,111,670	13,028,772
General Motors Co.	387,175	15,022,390
Tesla, Inc. (a)	781,898	146,441,676
		174,492,838
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	2,571,008	399,020,442
eBay, Inc.	146,730	6,026,201
Etsy, Inc. (a)	33,854	2,253,322
		407,299,965
Distributors - 0.1%
Genuine Parts Co.	39,636	5,558,156
LKQ Corp.	75,654	3,530,772
Pool Corp.	10,935	4,059,619
		13,148,547
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	122,910	17,716,247
Booking Holdings, Inc. (a)	9,864	34,597,684
Caesars Entertainment, Inc. (a)	60,985	2,675,412
Carnival Corp. (a)	284,837	4,722,597
Chipotle Mexican Grill, Inc. (a)	7,759	18,689,646
Darden Restaurants, Inc.	34,015	5,530,159
Domino's Pizza, Inc.	9,861	4,202,955
Expedia, Inc. (a)	37,693	5,591,003
Hilton Worldwide Holdings, Inc.	72,500	13,844,600
Las Vegas Sands Corp.	104,365	5,105,536
Marriott International, Inc. Class A	69,746	16,720,209
McDonald's Corp.	205,066	60,026,920
MGM Resorts International (a)	77,257	3,350,636
Norwegian Cruise Line Holdings Ltd. (a)(b)	120,275	2,140,895
Royal Caribbean Cruises Ltd. (a)	66,646	8,497,365
Starbucks Corp.	323,032	30,051,667
Wynn Resorts Ltd.	27,142	2,563,019
Yum! Brands, Inc.	79,248	10,261,824
		246,288,374
Household Durables - 0.4%
D.R. Horton, Inc.	85,201	12,176,075
Garmin Ltd.	43,274	5,170,810
Lennar Corp. Class A	70,722	10,597,692
Mohawk Industries, Inc. (a)	14,943	1,557,808
NVR, Inc. (a)	899	6,360,686
PulteGroup, Inc.	60,952	6,373,141
Whirlpool Corp.	15,508	1,698,436
		43,934,648
Leisure Products - 0.0%
Hasbro, Inc.	36,871	1,804,835
Specialty Retail - 2.0%
AutoZone, Inc. (a)	4,985	13,769,218
Bath & Body Works, Inc.	64,284	2,742,355
Best Buy Co., Inc.	54,762	3,969,697
CarMax, Inc. (a)	44,858	3,192,992
Lowe's Companies, Inc.	163,160	34,726,974
O'Reilly Automotive, Inc. (a)	16,726	17,111,534
Ross Stores, Inc.	95,737	13,429,986
The Home Depot, Inc.	282,735	99,794,146
TJX Companies, Inc.	323,450	30,698,640
Tractor Supply Co.	30,566	6,865,124
Ulta Beauty, Inc. (a)	13,918	6,987,532
		233,288,198
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	32,555	14,774,110
NIKE, Inc. Class B	346,049	35,134,355
Ralph Lauren Corp.	11,239	1,614,707
Tapestry, Inc.	64,795	2,513,398
VF Corp.	93,452	1,538,220
		55,574,790
TOTAL CONSUMER DISCRETIONARY		1,184,588,946
CONSUMER STAPLES - 6.1%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	51,732	2,840,087
Constellation Brands, Inc. Class A (sub. vtg.)	45,694	11,198,686
Keurig Dr. Pepper, Inc.	284,639	8,949,050
Molson Coors Beverage Co. Class B	52,350	3,234,707
Monster Beverage Corp.	208,846	11,490,707
PepsiCo, Inc.	388,697	65,507,105
The Coca-Cola Co.	1,100,070	65,443,164
		168,663,506
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	125,170	86,978,130
Dollar General Corp.	62,049	8,194,811
Dollar Tree, Inc. (a)	59,089	7,718,205
Kroger Co.	187,093	8,632,471
Sysco Corp.	142,546	11,536,248
Target Corp.	130,503	18,150,357
Walgreens Boots Alliance, Inc.	202,722	4,575,436
Walmart, Inc.	403,303	66,645,821
		212,431,479
Food Products - 0.8%
Archer Daniels Midland Co.	150,796	8,381,242
Bunge Global SA	41,075	3,618,297
Campbell Soup Co.	55,534	2,478,482
Conagra Brands, Inc.	135,129	3,939,010
General Mills, Inc.	164,337	10,667,115
Hormel Foods Corp.	81,884	2,486,817
Kellanova	74,564	4,083,125
Lamb Weston Holdings, Inc.	40,973	4,197,274
McCormick & Co., Inc. (non-vtg.)	71,044	4,842,359
Mondelez International, Inc.	384,612	28,949,745
The Hershey Co.	42,375	8,201,258
The J.M. Smucker Co.	30,005	3,947,158
The Kraft Heinz Co.	225,396	8,368,953
Tyson Foods, Inc. Class A	80,640	4,415,846
		98,576,681
Household Products - 1.3%
Church & Dwight Co., Inc.	69,656	6,955,152
Colgate-Palmolive Co.	232,781	19,600,160
Kimberly-Clark Corp.	95,541	11,557,595
Procter & Gamble Co.	666,330	104,707,096
The Clorox Co.	35,057	5,092,029
		147,912,032
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	65,676	8,668,575
Kenvue, Inc.	487,260	10,115,518
		18,784,093
Tobacco - 0.5%
Altria Group, Inc.	500,025	20,061,003
Philip Morris International, Inc.	438,891	39,873,247
		59,934,250
TOTAL CONSUMER STAPLES		706,302,041
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	284,479	8,107,652
Halliburton Co.	253,046	9,021,090
Schlumberger Ltd.	403,849	19,667,446
		36,796,188
Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	86,715	2,716,781
Chevron Corp.	496,339	73,175,259
ConocoPhillips Co.	335,700	37,554,759
Coterra Energy, Inc.	212,657	5,290,906
Devon Energy Corp.	181,136	7,611,335
Diamondback Energy, Inc.	50,602	7,779,551
EOG Resources, Inc.	164,866	18,760,102
EQT Corp.	116,290	4,116,666
Exxon Mobil Corp.	1,132,470	116,429,241
Hess Corp.	78,155	10,983,122
Kinder Morgan, Inc.	546,721	9,250,519
Marathon Oil Corp.	165,459	3,780,738
Marathon Petroleum Corp.	107,347	17,776,663
Occidental Petroleum Corp.	186,671	10,746,649
ONEOK, Inc.	164,697	11,240,570
Phillips 66 Co.	124,383	17,949,711
Pioneer Natural Resources Co.	65,960	15,159,587
Targa Resources Corp.	63,039	5,355,793
The Williams Companies, Inc.	343,924	11,920,406
Valero Energy Corp.	96,252	13,369,403
		400,967,761
TOTAL ENERGY		437,763,949
FINANCIALS - 13.1%
Banks - 3.3%
Bank of America Corp.	1,946,488	66,200,057
Citigroup, Inc.	541,086	30,392,801
Citizens Financial Group, Inc.	131,809	4,310,154
Comerica, Inc.	37,283	1,960,340
Fifth Third Bancorp	192,535	6,592,398
Huntington Bancshares, Inc.	409,395	5,211,598
JPMorgan Chase & Co.	817,335	142,510,531
KeyCorp	264,696	3,846,033
M&T Bank Corp.	46,920	6,479,652
PNC Financial Services Group, Inc.	112,618	17,028,968
Regions Financial Corp.	262,945	4,909,183
Truist Financial Corp.	377,050	13,973,473
U.S. Bancorp	440,189	18,285,451
Wells Fargo & Co.	1,026,724	51,521,010
Zions Bancorporation NA	41,884	1,754,940
		374,976,589
Capital Markets - 2.9%
Ameriprise Financial, Inc.	28,610	11,067,206
Bank of New York Mellon Corp.	217,430	12,058,668
BlackRock, Inc. Class A	39,534	30,611,572
Blackstone, Inc.	200,883	24,999,889
Cboe Global Markets, Inc.	29,842	5,486,452
Charles Schwab Corp.	420,742	26,473,087
CME Group, Inc.	101,775	20,949,366
FactSet Research Systems, Inc.	10,740	5,111,381
Franklin Resources, Inc.	79,701	2,122,438
Goldman Sachs Group, Inc.	92,197	35,404,570
Intercontinental Exchange, Inc.	161,817	20,604,159
Invesco Ltd.	127,096	2,011,930
MarketAxess Holdings, Inc.	10,716	2,416,565
Moody's Corp.	44,494	17,443,428
Morgan Stanley	357,300	31,170,852
MSCI, Inc.	22,360	13,385,143
NASDAQ, Inc.	96,239	5,559,727
Northern Trust Corp.	58,532	4,661,488
Raymond James Financial, Inc.	53,128	5,853,643
S&P Global, Inc.	91,600	41,068,860
State Street Corp.	87,242	6,444,567
T. Rowe Price Group, Inc.	63,179	6,851,763
		331,756,754
Consumer Finance - 0.5%
American Express Co.	162,762	32,672,844
Capital One Financial Corp.	107,672	14,570,175
Discover Financial Services	70,696	7,459,842
Synchrony Financial	116,989	4,547,362
		59,250,223
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	514,386	197,390,484
Fidelity National Information Services, Inc.	167,505	10,428,861
Fiserv, Inc. (a)	169,682	24,072,785
FleetCor Technologies, Inc. (a)	20,413	5,918,341
Global Payments, Inc.	73,616	9,807,860
Jack Henry & Associates, Inc.	20,590	3,414,440
MasterCard, Inc. Class A	234,115	105,171,481
PayPal Holdings, Inc. (a)	304,808	18,699,971
Visa, Inc. Class A	450,650	123,144,619
		498,048,842
Insurance - 2.1%
AFLAC, Inc.	150,345	12,680,097
Allstate Corp.	73,983	11,485,861
American International Group, Inc.	198,478	13,796,206
Aon PLC	56,604	16,892,332
Arch Capital Group Ltd. (a)	105,502	8,696,530
Arthur J. Gallagher & Co.	61,038	14,170,582
Assurant, Inc.	14,868	2,497,081
Brown & Brown, Inc.	66,782	5,179,612
Chubb Ltd.	115,344	28,259,280
Cincinnati Financial Corp.	44,360	4,915,088
Everest Re Group Ltd.	12,270	4,723,582
Globe Life, Inc.	24,214	2,973,963
Hartford Financial Services Group, Inc.	85,033	7,394,470
Loews Corp.	51,756	3,770,942
Marsh & McLennan Companies, Inc.	139,400	27,021,296
MetLife, Inc.	175,782	12,185,208
Principal Financial Group, Inc.	62,011	4,905,070
Progressive Corp.	165,401	29,482,728
Prudential Financial, Inc.	102,061	10,709,261
The Travelers Companies, Inc.	64,572	13,647,938
W.R. Berkley Corp.	57,595	4,715,879
Willis Towers Watson PLC	29,193	7,190,236
		247,293,242
TOTAL FINANCIALS		1,511,325,650
HEALTH CARE - 12.7%
Biotechnology - 2.1%
AbbVie, Inc.	499,146	82,059,602
Amgen, Inc.	151,304	47,548,795
Biogen, Inc. (a)	40,965	10,104,427
Gilead Sciences, Inc.	352,277	27,569,198
Incyte Corp. (a)	52,588	3,090,597
Moderna, Inc. (a)	93,782	9,476,671
Regeneron Pharmaceuticals, Inc. (a)	30,287	28,553,978
Vertex Pharmaceuticals, Inc. (a)	72,851	31,572,166
		239,975,434
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	490,614	55,512,974
Align Technology, Inc. (a)	20,137	5,383,023
Baxter International, Inc.	143,429	5,549,268
Becton, Dickinson & Co.	82,019	19,586,957
Boston Scientific Corp. (a)	413,960	26,187,110
Dentsply Sirona, Inc.	59,896	2,081,386
DexCom, Inc. (a)	109,234	13,255,546
Edwards Lifesciences Corp. (a)	171,467	13,455,015
GE Healthcare Holding LLC	110,686	8,119,925
Hologic, Inc. (a)	69,249	5,154,896
IDEXX Laboratories, Inc. (a)	23,493	12,100,774
Insulet Corp. (a)	19,742	3,768,156
Intuitive Surgical, Inc. (a)	99,537	37,646,884
Medtronic PLC	376,164	32,929,397
ResMed, Inc.	41,585	7,909,467
STERIS PLC	27,932	6,115,711
Stryker Corp.	95,588	32,067,862
Teleflex, Inc.	13,286	3,226,239
The Cooper Companies, Inc.	14,001	5,222,793
Zimmer Biomet Holdings, Inc.	59,082	7,420,699
		302,694,082
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	69,681	7,608,468
Cencora, Inc.	47,131	10,966,441
Centene Corp. (a)	151,027	11,373,843
Cigna Group	82,728	24,896,992
CVS Health Corp.	363,121	27,005,309
DaVita, Inc. (a)	15,229	1,647,169
Elevance Health, Inc.	66,427	32,777,739
HCA Holdings, Inc.	55,997	17,073,485
Henry Schein, Inc. (a)	36,919	2,763,018
Humana, Inc.	34,805	13,158,378
Laboratory Corp. of America Holdings	24,003	5,335,867
McKesson Corp.	37,619	18,805,362
Molina Healthcare, Inc. (a)	16,482	5,874,844
Quest Diagnostics, Inc.	31,787	4,082,404
UnitedHealth Group, Inc.	261,491	133,815,404
Universal Health Services, Inc. Class B	17,248	2,739,155
		319,923,878
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	82,719	10,761,742
Bio-Rad Laboratories, Inc. Class A (a)	5,918	1,899,027
Bio-Techne Corp.	44,712	3,144,148
Charles River Laboratories International, Inc. (a)	14,503	3,136,709
Danaher Corp.	185,927	44,605,747
Illumina, Inc. (a)	44,895	6,420,434
IQVIA Holdings, Inc. (a)	51,772	10,780,484
Mettler-Toledo International, Inc. (a)	6,130	7,338,775
Revvity, Inc.	34,889	3,739,403
Thermo Fisher Scientific, Inc.	109,234	58,874,941
Waters Corp. (a)	16,716	5,310,840
West Pharmaceutical Services, Inc.	20,918	7,803,042
		163,815,292
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	575,259	28,112,907
Catalent, Inc. (a)	50,966	2,631,884
Eli Lilly & Co.	225,443	145,548,255
Johnson & Johnson	680,577	108,143,685
Merck & Co., Inc.	716,410	86,528,000
Pfizer, Inc.	1,596,334	43,228,725
Viatris, Inc.	339,167	3,991,996
Zoetis, Inc. Class A	129,799	24,377,550
		442,563,002
TOTAL HEALTH CARE		1,468,971,688
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	19,914	4,959,781
General Dynamics Corp.	64,037	16,969,165
Howmet Aerospace, Inc.	110,586	6,221,568
Huntington Ingalls Industries, Inc.	11,230	2,907,672
L3Harris Technologies, Inc.	53,586	11,168,394
Lockheed Martin Corp.	62,426	26,806,349
Northrop Grumman Corp.	40,074	17,903,460
RTX Corp.	406,518	37,041,920
Textron, Inc.	55,414	4,694,120
The Boeing Co. (a)	160,775	33,929,956
TransDigm Group, Inc.	15,638	17,087,330
		179,689,715
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	32,979	2,773,204
Expeditors International of Washington, Inc.	41,104	5,192,668
FedEx Corp.	65,394	15,778,918
United Parcel Service, Inc. Class B	204,477	29,015,286
		52,760,076
Building Products - 0.5%
A.O. Smith Corp.	34,726	2,695,085
Allegion PLC	24,819	3,074,826
Builders FirstSource, Inc. (a)	34,887	6,060,919
Carrier Global Corp.	237,212	12,977,869
Johnson Controls International PLC	192,338	10,134,289
Masco Corp.	63,470	4,270,896
Trane Technologies PLC	64,572	16,275,373
		55,489,257
Commercial Services & Supplies - 0.5%
Cintas Corp.	24,476	14,797,455
Copart, Inc.	247,028	11,867,225
Republic Services, Inc.	57,819	9,893,987
Rollins, Inc.	79,370	3,437,515
Veralto Corp.	61,975	4,752,863
Waste Management, Inc.	103,623	19,235,537
		63,984,582
Construction & Engineering - 0.1%
Quanta Services, Inc.	41,074	7,970,410
Electrical Equipment - 0.6%
AMETEK, Inc.	65,251	10,573,925
Eaton Corp. PLC	112,889	27,779,725
Emerson Electric Co.	161,177	14,784,766
Generac Holdings, Inc. (a)	17,368	1,974,221
Hubbell, Inc. Class B	15,162	5,087,912
Rockwell Automation, Inc.	32,420	8,211,338
		68,411,887
Ground Transportation - 1.1%
CSX Corp.	558,685	19,945,055
J.B. Hunt Transport Services, Inc.	23,037	4,629,976
Norfolk Southern Corp.	63,932	15,039,364
Old Dominion Freight Lines, Inc.	25,296	9,891,242
Uber Technologies, Inc. (a)	581,790	37,973,433
Union Pacific Corp.	172,343	42,039,628
		129,518,698
Industrial Conglomerates - 0.8%
3M Co.	156,149	14,732,658
General Electric Co.	307,705	40,746,296
Honeywell International, Inc.	186,381	37,697,421
		93,176,375
Machinery - 1.7%
Caterpillar, Inc.	144,226	43,312,510
Cummins, Inc.	40,074	9,589,708
Deere & Co.	75,723	29,803,058
Dover Corp.	39,549	5,923,649
Fortive Corp.	99,356	7,767,652
IDEX Corp.	21,381	4,522,082
Illinois Tool Works, Inc.	77,410	20,196,269
Ingersoll Rand, Inc.	114,443	9,139,418
Nordson Corp.	15,313	3,854,588
Otis Worldwide Corp.	115,704	10,232,862
PACCAR, Inc.	147,882	14,845,874
Parker Hannifin Corp.	36,322	16,871,569
Pentair PLC	46,733	3,419,454
Snap-On, Inc.	14,922	4,326,335
Stanley Black & Decker, Inc.	43,344	4,043,995
Westinghouse Air Brake Tech Co.	50,651	6,664,152
Xylem, Inc.	68,157	7,663,573
		202,176,748
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	184,767	2,629,234
Delta Air Lines, Inc.	181,918	7,120,271
Southwest Airlines Co.	168,532	5,037,421
United Airlines Holdings, Inc. (a)	92,725	3,836,961
		18,623,887
Professional Services - 0.7%
Automatic Data Processing, Inc.	116,283	28,580,036
Broadridge Financial Solutions, Inc.	33,261	6,791,896
Dayforce, Inc. (a)(b)	44,098	3,065,693
Equifax, Inc.	34,835	8,511,584
Jacobs Solutions, Inc.	35,599	4,797,677
Leidos Holdings, Inc.	38,875	4,294,521
Paychex, Inc.	90,892	11,064,283
Paycom Software, Inc.	13,866	2,637,868
Robert Half, Inc.	29,938	2,381,269
Verisk Analytics, Inc.	41,002	9,903,213
		82,028,040
Trading Companies & Distributors - 0.3%
Fastenal Co.	161,548	11,022,420
United Rentals, Inc.	19,163	11,984,540
W.W. Grainger, Inc.	12,489	11,185,648
		34,192,608
TOTAL INDUSTRIALS		988,022,283
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	71,242	18,428,881
Cisco Systems, Inc.	1,145,155	57,463,878
F5, Inc. (a)	16,880	3,100,856
Juniper Networks, Inc.	90,149	3,331,907
Motorola Solutions, Inc.	46,922	14,991,579
		97,317,101
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	169,152	17,101,267
CDW Corp.	37,873	8,586,567
Corning, Inc.	217,086	7,053,124
Jabil, Inc.	36,172	4,531,990
Keysight Technologies, Inc. (a)	50,203	7,694,112
TE Connectivity Ltd.	87,862	12,493,098
Teledyne Technologies, Inc. (a)	13,340	5,582,390
Trimble, Inc. (a)	70,331	3,577,035
Zebra Technologies Corp. Class A (a)	14,520	3,478,266
		70,097,849
IT Services - 1.3%
Accenture PLC Class A	177,436	64,565,412
Akamai Technologies, Inc. (a)	42,643	5,254,897
Cognizant Technology Solutions Corp. Class A	141,758	10,932,377
EPAM Systems, Inc. (a)	16,313	4,536,808
Gartner, Inc. (a)	22,037	10,080,605
IBM Corp.	258,154	47,412,564
VeriSign, Inc. (a)	25,113	4,994,473
		147,777,136
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (a)	456,777	76,596,935
Analog Devices, Inc.	140,882	27,100,062
Applied Materials, Inc.	236,502	38,857,279
Broadcom, Inc.	124,096	146,433,280
Enphase Energy, Inc. (a)	38,605	4,019,939
First Solar, Inc. (a)	30,207	4,419,284
Intel Corp.	1,191,932	51,348,431
KLA Corp.	38,430	22,828,957
Lam Research Corp.	37,260	30,745,834
Microchip Technology, Inc.	152,962	13,029,303
Micron Technology, Inc.	310,432	26,619,544
Monolithic Power Systems, Inc.	13,546	8,164,445
NVIDIA Corp.	698,310	429,649,194
NXP Semiconductors NV	72,874	15,345,078
ON Semiconductor Corp. (a)	121,765	8,661,144
Qorvo, Inc. (a)	27,521	2,744,945
Qualcomm, Inc.	314,663	46,730,602
Skyworks Solutions, Inc.	45,063	4,707,281
Teradyne, Inc.	43,221	4,174,716
Texas Instruments, Inc.	256,764	41,113,052
		1,003,289,305
Software - 11.2%
Adobe, Inc. (a)	128,721	79,521,259
ANSYS, Inc. (a)	24,537	8,043,965
Autodesk, Inc. (a)	60,435	15,339,007
Cadence Design Systems, Inc. (a)	76,916	22,187,189
Fair Isaac Corp. (a)	6,987	8,376,225
Fortinet, Inc. (a)	180,194	11,620,711
Gen Digital, Inc.	159,404	3,742,806
Intuit, Inc.	79,234	50,022,801
Microsoft Corp.	2,101,222	835,403,846
Oracle Corp.	449,191	50,174,635
Palo Alto Networks, Inc. (a)	87,873	29,745,889
PTC, Inc. (a)	33,596	6,069,117
Roper Technologies, Inc.	30,200	16,217,400
Salesforce, Inc. (a)	275,083	77,323,080
ServiceNow, Inc. (a)	57,957	44,360,288
Synopsys, Inc. (a)	42,997	22,932,450
Tyler Technologies, Inc. (a)	11,896	5,029,034
		1,286,109,702
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	4,133,197	762,161,527
Hewlett Packard Enterprise Co.	362,687	5,545,484
HP, Inc.	245,872	7,058,985
NetApp, Inc.	59,029	5,147,329
Seagate Technology Holdings PLC	55,000	4,712,400
Western Digital Corp. (a)	91,669	5,248,050
		789,873,775
TOTAL INFORMATION TECHNOLOGY		3,394,464,868
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	62,805	16,059,867
Albemarle Corp. (b)	33,178	3,806,844
Celanese Corp. Class A	28,313	4,141,909
CF Industries Holdings, Inc.	54,015	4,078,673
Corteva, Inc.	199,238	9,061,344
Dow, Inc.	198,296	10,628,666
DuPont de Nemours, Inc.	121,580	7,513,644
Eastman Chemical Co.	33,520	2,800,596
Ecolab, Inc.	71,746	14,221,492
FMC Corp.	35,271	1,982,230
International Flavors & Fragrances, Inc.	72,172	5,822,837
Linde PLC	137,086	55,496,525
LyondellBasell Industries NV Class A	72,445	6,818,523
PPG Industries, Inc.	66,665	9,402,432
Sherwin-Williams Co.	66,577	20,264,707
The Mosaic Co.	92,402	2,837,665
		174,937,954
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	17,473	8,883,623
Vulcan Materials Co.	37,565	8,490,066
		17,373,689
Containers & Packaging - 0.2%
Amcor PLC	408,622	3,853,305
Avery Dennison Corp.	22,767	4,540,878
Ball Corp.	89,141	4,942,868
International Paper Co.	97,825	3,505,070
Packaging Corp. of America	25,338	4,203,067
WestRock Co.	72,489	2,918,407
		23,963,595
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	405,409	16,090,683
Newmont Corp.	325,828	11,244,324
Nucor Corp.	69,503	12,992,196
Steel Dynamics, Inc.	43,003	5,190,032
		45,517,235
TOTAL MATERIALS		261,792,473
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	44,216	5,345,714
American Tower Corp.	131,793	25,785,300
AvalonBay Communities, Inc.	40,150	7,187,252
Boston Properties, Inc.	40,820	2,714,530
Camden Property Trust (SBI)	30,186	2,832,654
Crown Castle, Inc.	122,699	13,282,167
Digital Realty Trust, Inc.	85,621	12,026,326
Equinix, Inc.	26,542	22,023,755
Equity Residential (SBI)	97,693	5,880,142
Essex Property Trust, Inc.	18,146	4,232,917
Extra Space Storage, Inc.	59,732	8,627,690
Federal Realty Investment Trust (SBI)	20,768	2,112,729
Healthpeak Properties, Inc.	154,667	2,861,340
Host Hotels & Resorts, Inc.	199,439	3,833,218
Invitation Homes, Inc.	162,630	5,355,406
Iron Mountain, Inc.	82,550	5,573,776
Kimco Realty Corp.	188,008	3,797,762
Mid-America Apartment Communities, Inc.	32,990	4,169,276
Prologis, Inc.	261,222	33,094,215
Public Storage	44,741	12,670,204
Realty Income Corp.	235,112	12,787,742
Regency Centers Corp.	46,444	2,910,645
SBA Communications Corp. Class A	30,501	6,827,954
Simon Property Group, Inc.	92,233	12,784,416
UDR, Inc.	85,554	3,081,655
Ventas, Inc.	113,760	5,277,326
VICI Properties, Inc.	292,479	8,809,467
Welltower, Inc.	156,475	13,536,652
Weyerhaeuser Co.	206,383	6,763,171
		256,185,401
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	86,170	7,437,333
CoStar Group, Inc. (a)	115,451	9,637,849
		17,075,182
TOTAL REAL ESTATE		273,260,583
UTILITIES - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp.	72,143	3,510,478
American Electric Power Co., Inc.	148,674	11,617,386
Constellation Energy Corp.	90,295	11,015,990
Duke Energy Corp.	217,893	20,880,686
Edison International	108,362	7,312,268
Entergy Corp.	59,787	5,964,351
Evergy, Inc.	64,946	3,297,308
Eversource Energy	98,760	5,354,767
Exelon Corp.	281,426	9,796,439
FirstEnergy Corp.	146,004	5,355,427
NextEra Energy, Inc.	580,052	34,008,449
NRG Energy, Inc.	63,827	3,385,384
PG&E Corp.	603,178	10,175,613
Pinnacle West Capital Corp.	32,059	2,208,865
PPL Corp.	208,397	5,460,001
Southern Co.	308,336	21,435,519
Xcel Energy, Inc.	156,007	9,340,139
		170,119,070
Gas Utilities - 0.0%
Atmos Energy Corp.	41,982	4,783,429
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	189,315	3,157,774
Multi-Utilities - 0.6%
Ameren Corp.	74,339	5,171,764
CenterPoint Energy, Inc.	178,457	4,986,089
CMS Energy Corp.	82,487	4,714,957
Consolidated Edison, Inc.	97,599	8,871,749
Dominion Energy, Inc.	236,576	10,816,255
DTE Energy Co.	58,289	6,144,826
NiSource, Inc.	116,834	3,034,179
Public Service Enterprise Group, Inc.	140,882	8,169,747
Sempra	177,921	12,732,027
WEC Energy Group, Inc.	89,179	7,202,096
		71,843,689
Water Utilities - 0.1%
American Water Works Co., Inc.	55,046	6,826,805
TOTAL UTILITIES		256,730,767
TOTAL COMMON STOCKS (Cost $5,327,323,462)		11,501,451,244

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $797,528)	800,000	797,545

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	48,511,696	48,521,399
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	9,466,802	9,467,749
TOTAL MONEY MARKET FUNDS (Cost $57,989,148)		57,989,148

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,386,110,138)	11,560,237,937
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(25,632,565)
NET ASSETS - 100.0%	11,534,605,372

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	127	Mar 2024	30,927,675	1,195,236	1,195,236

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $797,545.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,681,263	1,345,712,144	1,302,872,008	816,722	-	-	48,521,399	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	11,223,374	118,307,680	120,063,305	64,904	-	-	9,467,749	0.0%
Total	16,904,637	1,464,019,824	1,422,935,313	881,626	-	-	57,989,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,018,227,996	1,018,227,996	-	-
Consumer Discretionary	1,184,588,946	1,184,588,946	-	-
Consumer Staples	706,302,041	706,302,041	-	-
Energy	437,763,949	437,763,949	-	-
Financials	1,511,325,650	1,511,325,650	-	-
Health Care	1,468,971,688	1,468,971,688	-	-
Industrials	988,022,283	988,022,283	-	-
Information Technology	3,394,464,868	3,394,464,868	-	-
Materials	261,792,473	261,792,473	-	-
Real Estate	273,260,583	273,260,583	-	-
Utilities	256,730,767	256,730,767	-	-

U.S. Government and Government Agency Obligations	797,545	-	797,545	-

Money Market Funds	57,989,148	57,989,148	-	-
Total Investments in Securities:	11,560,237,937	11,559,440,392	797,545	-
Derivative Instruments: Assets
Futures Contracts	1,195,236	1,195,236	-	-
Total Assets	1,195,236	1,195,236	-	-
Total Derivative Instruments:	1,195,236	1,195,236	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,195,236	0
Total Equity Risk	1,195,236	0
Total Value of Derivatives	1,195,236	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,113,517) - See accompanying schedule:
Unaffiliated issuers (cost $5,328,120,990)	$11,502,248,789
Fidelity Central Funds (cost $57,989,148)	57,989,148

Total Investment in Securities (cost $5,386,110,138)		$11,560,237,937
Segregated cash with brokers for derivative instruments		658,448
Receivable for fund shares sold		51,291,790
Dividends receivable		7,898,554
Distributions receivable from Fidelity Central Funds		194,962
Prepaid expenses		7,760
Receivable from investment adviser for expense reductions		46,466
Other receivables		33,365
Total assets		11,620,369,282
Liabilities
Payable for investments purchased	$69,336,327
Payable for fund shares redeemed	6,205,310
Accrued management fee	138,667
Payable for daily variation margin on futures contracts	458,147
Other payables and accrued expenses	127,534
Collateral on securities loaned	9,497,925
Total Liabilities		85,763,910
Net Assets		$11,534,605,372
Net Assets consist of:
Paid in capital		$5,424,958,179
Total accumulated earnings (loss)		6,109,647,193
Net Assets		$11,534,605,372
Net Asset Value, offering price and redemption price per share ($11,534,605,372 ÷ 575,007,328 shares)		$20.06
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$83,576,507
Interest		39,806
Income from Fidelity Central Funds (including $64,904 from security lending)		881,626
Total Income		84,497,939
Expenses
Management fee	$781,216
Custodian fees and expenses	77,589
Independent trustees' fees and expenses	16,978
Registration fees	44,876
Audit	29,451
Legal	14,132
Interest	132,617
Miscellaneous	22,632
Total expenses before reductions	1,119,491
Expense reductions	(183,895)
Total expenses after reductions		935,596
Net Investment income (loss)		83,562,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,999,850
Futures contracts	2,006,552
Total net realized gain (loss)		18,006,402
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	595,024,317
Futures contracts	417,407
Total change in net unrealized appreciation (depreciation)		595,441,724
Net gain (loss)		613,448,126
Net increase (decrease) in net assets resulting from operations		$697,010,469
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,562,343	$176,131,497
Net realized gain (loss)	18,006,402	1,099,626,174
Change in net unrealized appreciation (depreciation)	595,441,724	(125,052,184)
Net increase (decrease) in net assets resulting from operations	697,010,469	1,150,705,487
Distributions to shareholders	(724,077,694)	(1,089,852,286)

Share transactions
Proceeds from sales of shares	4,408,606,075	10,289,960,268
Reinvestment of distributions	711,398,422	1,074,867,889
Cost of shares redeemed	(3,728,574,466)	(13,382,025,198)

Net increase (decrease) in net assets resulting from share transactions	1,391,430,031	(2,017,197,041)
Total increase (decrease) in net assets	1,364,362,806	(1,956,343,840)

Net Assets
Beginning of period	10,170,242,566	12,126,586,406
End of period	$11,534,605,372	$10,170,242,566

Other Information
Shares
Sold	230,932,794	566,651,200
Issued in reinvestment of distributions	38,357,677	59,907,420
Redeemed	(195,960,193)	(735,080,816)
Net increase (decrease)	73,330,278	(108,522,196)

Financial Highlights
Fidelity® SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.27	$19.87	$23.16	$17.68	$16.09	$15.21
Income from Investment Operations
Net investment income (loss) A,B	.15	.30	.30	.31	.32	.30
Net realized and unrealized gain (loss)	1.03	1.99	(1.23)	5.94	1.56	.87
Total from investment operations	1.18	2.29	(.93)	6.25	1.88	1.17
Distributions from net investment income	(.32)	(.33)	(.34)	(.35)	(.29)	(.28)
Distributions from net realized gain	(1.07)	(1.56)	(2.02)	(.42)	-	(.01)
Total distributions	(1.39)	(1.89)	(2.36)	(.77)	(.29)	(.29)
Net asset value, end of period	$20.06	$20.27	$19.87	$23.16	$17.68	$16.09
Total Return C,D	6.44%	12.98%	(4.68)%	36.43%	11.84%	7.97%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.02% G,H	.03%	.02%	.02%	.02%	.09%
Expenses net of fee waivers, if any	.02% G,H	.03%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02% G,H	.03%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.60% G,H	1.66%	1.43%	1.52%	1.97%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$11,534,605	$10,170,243	$12,126,586	$13,967,770	$15,406,444	$14,046,976
Portfolio turnover rate I	50% H	75%	75%	86%	80%	41%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,297,263,426
Gross unrealized depreciation	(210,107,972)
Net unrealized appreciation (depreciation)	$6,087,155,454
Tax cost	$5,474,277,719
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	3,365,625,453	2,604,769,692

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	Borrower	$ 31,755,444	5.57%	$132,617

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Large Cap Index Fund	$8,183
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Large Cap Index Fund	$5,727	$-	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $183,895.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Large Cap Index Fund	10%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® SAI U.S. Large Cap Index Fund	.02%
Actual		$ 1,000	$ 1,064.40	$ .10
Hypothetical-B		$ 1,000	$ 1,025.04	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Large Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9870994.107
SV9-SANN-0324
Fidelity® SAI Small-Mid Cap 500 Index Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

PulteGroup, Inc.	0.7
Builders FirstSource, Inc.	0.6
PTC, Inc.	0.6
Deckers Outdoor Corp.	0.6
Cboe Global Markets, Inc.	0.6
Vertiv Holdings Co.	0.6
FactSet Research Systems, Inc.	0.5
Booz Allen Hamilton Holding Corp. Class A	0.5
Hubbell, Inc. Class B	0.5
Entegris, Inc.	0.5
5.7

Market Sectors (% of Fund's net assets)

Industrials	22.0
Financials	16.4
Consumer Discretionary	14.0
Information Technology	12.3
Health Care	9.7
Real Estate	7.6
Materials	6.2
Energy	3.2
Consumer Staples	3.0
Communication Services	2.8
Utilities	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)(b)	115,350	2,841,071
Iridium Communications, Inc.	57,788	2,095,393
		4,936,464
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	93,473	378,566
Liberty Media Corp. Liberty Live:
Class C	21,986	819,418
Series A	9,241	340,346
Madison Square Garden Sports Corp. (a)	8,758	1,621,106
Playtika Holding Corp. (a)	10,998	79,406
Roku, Inc. Class A (a)	58,072	5,113,820
TKO Group Holdings, Inc.	28,605	2,393,952
		10,746,614
Interactive Media & Services - 0.3%
IAC, Inc. (a)	34,908	1,752,731
TripAdvisor, Inc. (a)	50,656	1,094,170
Zoominfo Technologies, Inc. (a)	141,786	2,274,247
		5,121,148
Media - 1.5%
Cable One, Inc.	2,623	1,439,843
Interpublic Group of Companies, Inc.	181,695	5,994,118
Liberty Media Corp. Liberty SiriusXM	72,306	2,195,210
Liberty Media Corp. Liberty SiriusXM Class A	35,038	1,064,805
News Corp.:
Class A	179,325	4,418,568
Class B	54,946	1,404,969
Nexstar Media Group, Inc. Class A	15,730	2,795,378
The New York Times Co. Class A	76,090	3,694,930
		23,007,821
TOTAL COMMUNICATION SERVICES		43,812,047
CONSUMER DISCRETIONARY - 14.0%
Automobile Components - 0.8%
BorgWarner, Inc.	109,921	3,726,322
Gentex Corp.	110,419	3,658,181
Lear Corp.	27,309	3,629,366
Phinia, Inc.	21,984	664,796
QuantumScape Corp. Class A (a)(b)	159,381	1,085,385
		12,764,050
Automobiles - 0.3%
Harley-Davidson, Inc.	60,611	1,966,827
Thor Industries, Inc. (b)	24,137	2,727,964
		4,694,791
Broadline Retail - 0.4%
Kohl's Corp. (b)	52,068	1,341,272
Macy's, Inc. (b)	127,478	2,331,573
Nordstrom, Inc. (b)	53,762	975,780
Ollie's Bargain Outlet Holdings, Inc. (a)	29,038	2,088,703
		6,737,328
Distributors - 0.4%
Pool Corp.	17,905	6,647,231
Diversified Consumer Services - 0.9%
ADT, Inc.	99,009	646,529
Bright Horizons Family Solutions, Inc. (a)(b)	27,057	2,658,350
Grand Canyon Education, Inc. (a)	14,015	1,830,219
H&R Block, Inc.	68,685	3,217,205
Mister Car Wash, Inc. (a)(b)	35,846	297,522
Service Corp. International	69,198	4,644,570
		13,294,395
Hotels, Restaurants & Leisure - 2.9%
Aramark	110,347	3,208,891
Boyd Gaming Corp.	33,981	2,157,454
Cava Group, Inc. (b)	7,620	356,616
Choice Hotels International, Inc.	14,064	1,703,432
Churchill Downs, Inc.	33,505	4,053,100
Hyatt Hotels Corp. Class A	20,749	2,663,549
Marriott Vacations Worldwide Corp.	16,931	1,420,342
Norwegian Cruise Line Holdings Ltd. (a)(b)	199,189	3,545,564
Penn Entertainment, Inc. (a)	70,497	1,589,707
Planet Fitness, Inc. (a)	40,162	2,721,377
Texas Roadhouse, Inc. Class A	31,501	3,960,306
Travel+Leisure Co.	33,191	1,341,580
Vail Resorts, Inc.	17,801	3,951,822
Wendy's Co.	80,434	1,534,681
Wingstop, Inc.	14,111	3,966,743
Wyndham Hotels & Resorts, Inc.	38,270	2,982,381
Wynn Resorts Ltd.	48,948	4,622,160
		45,779,705
Household Durables - 2.1%
Leggett & Platt, Inc.	62,419	1,448,745
Mohawk Industries, Inc. (a)	24,918	2,597,702
Newell Brands, Inc.	179,227	1,491,169
PulteGroup, Inc.	100,978	10,558,250
Tempur Sealy International, Inc.	78,615	3,922,102
Toll Brothers, Inc.	50,499	5,017,076
TopBuild Corp. (a)	14,927	5,510,004
Whirlpool Corp.	25,211	2,761,109
		33,306,157
Leisure Products - 0.9%
Brunswick Corp.	32,739	2,641,383
Hasbro, Inc.	61,572	3,013,949
Mattel, Inc. (a)	165,861	2,967,253
Peloton Interactive, Inc. Class A (a)(b)	158,198	879,581
Polaris, Inc.	25,400	2,284,984
YETI Holdings, Inc. (a)	40,816	1,794,680
		13,581,830
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	27,975	1,870,129
AutoNation, Inc. (a)	13,380	1,868,651
Bath & Body Works, Inc.	107,966	4,605,830
Dick's Sporting Goods, Inc.	28,321	4,221,811
Five Below, Inc. (a)	25,819	4,633,478
Floor & Decor Holdings, Inc. Class A (a)(b)	49,041	4,931,563
GameStop Corp. Class A (a)(b)	126,195	1,795,755
Gap, Inc.	91,568	1,711,406
Lithia Motors, Inc. Class A (sub. vtg.)	12,751	3,759,632
Murphy U.S.A., Inc.	9,170	3,232,608
Penske Automotive Group, Inc.	9,215	1,367,230
Petco Health & Wellness Co., Inc. (a)(b)	38,866	92,890
RH (a)	7,326	1,856,994
Valvoline, Inc. (a)	65,214	2,379,659
Victoria's Secret & Co. (a)	36,290	945,355
Wayfair LLC Class A (a)(b)	38,757	1,947,539
Williams-Sonoma, Inc.	30,035	5,808,469
		47,028,999
Textiles, Apparel & Luxury Goods - 2.3%
Birkenstock Holding PLC (b)	14,016	650,202
Capri Holdings Ltd. (a)	53,256	2,595,697
Carter's, Inc.	16,936	1,281,039
Columbia Sportswear Co. (b)	16,634	1,318,411
Crocs, Inc. (a)	28,666	2,909,026
Deckers Outdoor Corp. (a)	12,351	9,309,319
PVH Corp.	28,310	3,404,561
Ralph Lauren Corp.	18,816	2,703,295
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	62,754	3,918,360
Tapestry, Inc.	107,936	4,186,837
Under Armour, Inc.:
Class A (sub. vtg.) (a)	88,721	676,054
Class C (non-vtg.) (a)	95,334	705,472
VF Corp.	164,720	2,711,291
		36,369,564
TOTAL CONSUMER DISCRETIONARY		220,204,050
CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	4,428	1,546,568
Celsius Holdings, Inc. (a)	67,691	3,377,781
		4,924,349
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	196,293	4,165,337
BJ's Wholesale Club Holdings, Inc. (a)	62,679	4,032,767
Casey's General Stores, Inc.	17,549	4,762,097
Grocery Outlet Holding Corp. (a)	44,718	1,108,112
Maplebear, Inc. (NASDAQ) (b)	9,843	240,858
Performance Food Group Co. (a)	72,201	5,247,569
U.S. Foods Holding Corp. (a)	106,775	4,912,718
		24,469,458
Food Products - 0.9%
Darling Ingredients, Inc. (a)	74,674	3,233,384
Flowers Foods, Inc.	88,536	2,018,621
Freshpet, Inc. (a)(b)	20,397	1,756,182
Ingredion, Inc.	31,077	3,342,953
Pilgrim's Pride Corp. (a)	19,348	525,685
Post Holdings, Inc. (a)	24,209	2,248,290
Seaboard Corp.	101	363,903
		13,489,018
Household Products - 0.1%
Reynolds Consumer Products, Inc.	25,587	695,199
Spectrum Brands Holdings, Inc.	16,457	1,293,849
		1,989,048
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	177,384	2,142,799
Olaplex Holdings, Inc. (a)	61,714	138,857
		2,281,656
TOTAL CONSUMER STAPLES		47,153,529
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
NOV, Inc.	184,842	3,606,267
TechnipFMC PLC	203,986	3,945,089
		7,551,356
Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream GP LP	159,742	1,955,242
Antero Resources Corp. (a)	133,244	2,976,671
APA Corp.	144,447	4,525,525
Chesapeake Energy Corp.	59,016	4,550,724
DT Midstream, Inc.	45,717	2,454,546
EQT Corp.	169,907	6,014,708
HF Sinclair Corp.	68,198	3,852,505
New Fortress Energy, Inc. (b)	30,514	1,013,980
Ovintiv, Inc.	120,966	5,131,378
Range Resources Corp.	110,303	3,203,199
Southwestern Energy Co. (a)	516,889	3,333,934
Texas Pacific Land Corp.	2,906	4,246,625
		43,259,037
TOTAL ENERGY		50,810,393
FINANCIALS - 16.4%
Banks - 3.9%
Bank OZK	50,183	2,263,755
BOK Financial Corp.	13,348	1,119,096
Columbia Banking Systems, Inc.	97,953	1,974,732
Comerica, Inc.	61,997	3,259,802
Commerce Bancshares, Inc.	56,534	2,946,552
Cullen/Frost Bankers, Inc.	27,888	2,959,475
East West Bancorp, Inc.	66,172	4,817,983
First Citizens Bancshares, Inc.	5,114	7,722,140
First Hawaiian, Inc.	59,918	1,299,621
First Horizon National Corp.	261,926	3,729,826
FNB Corp., Pennsylvania	168,440	2,220,039
New York Community Bancorp, Inc.	335,545	2,170,976
Pinnacle Financial Partners, Inc.	35,445	3,132,629
Popular, Inc.	33,152	2,832,838
Prosperity Bancshares, Inc.	41,034	2,622,483
Synovus Financial Corp.	68,128	2,565,700
TFS Financial Corp. (b)	23,633	314,792
Webster Financial Corp.	80,549	3,985,565
Western Alliance Bancorp.	50,936	3,257,867
Wintrust Financial Corp.	28,658	2,779,253
Zions Bancorporation NA	68,550	2,872,245
		60,847,369
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	16,306	2,426,985
Carlyle Group LP	99,405	3,978,188
Cboe Global Markets, Inc.	49,572	9,113,812
Evercore, Inc. Class A	16,571	2,845,738
FactSet Research Systems, Inc.	18,088	8,608,441
Houlihan Lokey	23,838	2,855,316
Invesco Ltd.	171,127	2,708,940
Janus Henderson Group PLC	63,068	1,813,836
Jefferies Financial Group, Inc.	85,345	3,478,662
Lazard, Inc. Class A	51,561	2,009,848
MarketAxess Holdings, Inc.	17,457	3,936,728
Morningstar, Inc.	12,111	3,382,602
Robinhood Markets, Inc. (a)	316,786	3,402,282
SEI Investments Co.	47,321	2,992,580
Stifel Financial Corp.	46,748	3,410,267
TPG, Inc.	30,232	1,258,558
Virtu Financial, Inc. Class A	41,488	696,584
XP, Inc. Class A	152,175	3,740,462
		62,659,829
Consumer Finance - 0.9%
Ally Financial, Inc.	127,500	4,676,700
Credit Acceptance Corp. (a)(b)	2,953	1,597,780
OneMain Holdings, Inc.	52,849	2,515,612
SLM Corp.	105,962	2,106,525
SoFi Technologies, Inc. (a)(b)	439,662	3,442,553
		14,339,170
Financial Services - 2.4%
Affirm Holdings, Inc. (a)(b)	106,088	4,297,625
Corebridge Financial, Inc.	107,774	2,604,898
Equitable Holdings, Inc.	162,961	5,327,195
Euronet Worldwide, Inc. (a)	22,282	2,220,401
Jack Henry & Associates, Inc.	34,274	5,683,657
MGIC Investment Corp.	129,743	2,574,101
NCR Atleos Corp.	30,397	680,589
Shift4 Payments, Inc. (a)	25,259	1,813,849
The Western Union Co.	171,565	2,156,572
Toast, Inc. (a)(b)	166,935	2,966,435
UWM Holdings Corp. Class A	43,841	293,735
Voya Financial, Inc.	46,158	3,340,454
WEX, Inc. (a)	20,146	4,117,641
		38,077,152
Insurance - 4.4%
American Financial Group, Inc.	34,281	4,127,432
Assurant, Inc.	24,919	4,185,146
Assured Guaranty Ltd.	26,456	2,146,375
Axis Capital Holdings Ltd.	36,621	2,179,682
Brighthouse Financial, Inc. (a)	30,558	1,581,988
Everest Re Group Ltd.	20,193	7,773,699
First American Financial Corp.	47,215	2,849,425
Globe Life, Inc.	41,399	5,084,625
Hanover Insurance Group, Inc.	16,721	2,207,339
Kemper Corp.	28,358	1,701,480
Kinsale Capital Group, Inc.	10,284	4,088,610
Lincoln National Corp.	79,623	2,185,651
Old Republic International Corp.	123,050	3,450,322
Primerica, Inc.	16,746	3,921,243
Reinsurance Group of America, Inc.	31,330	5,447,974
RenaissanceRe Holdings Ltd.	23,663	5,414,804
RLI Corp.	18,948	2,583,939
Ryan Specialty Group Holdings, Inc. (a)	44,682	1,935,624
Unum Group	92,595	4,476,042
White Mountains Insurance Group Ltd.	1,167	1,839,157
		69,180,557
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	304,455	2,886,233
Annaly Capital Management, Inc. (b)	232,649	4,464,534
Rithm Capital Corp.	226,991	2,428,804
Starwood Property Trust, Inc. (b)	138,834	2,822,495
		12,602,066
TOTAL FINANCIALS		257,706,143
HEALTH CARE - 9.7%
Biotechnology - 3.0%
Apellis Pharmaceuticals, Inc. (a)	47,618	3,013,743
Exact Sciences Corp. (a)	84,146	5,503,148
Exelixis, Inc. (a)	148,140	3,223,526
Ionis Pharmaceuticals, Inc. (a)(b)	67,091	3,447,806
Karuna Therapeutics, Inc. (a)	16,755	5,251,352
Natera, Inc. (a)	50,612	3,337,355
Neurocrine Biosciences, Inc. (a)	45,542	6,365,405
Repligen Corp. (a)(b)	26,162	4,955,083
Roivant Sciences Ltd. (a)	167,678	1,676,780
Sarepta Therapeutics, Inc. (a)	42,149	5,015,310
Ultragenyx Pharmaceutical, Inc. (a)	37,027	1,633,261
United Therapeutics Corp. (a)	21,272	4,568,800
		47,991,569
Health Care Equipment & Supplies - 1.8%
Dentsply Sirona, Inc.	99,611	3,461,482
Enovis Corp. (a)	24,706	1,450,242
Envista Holdings Corp. (a)	77,141	1,812,814
Globus Medical, Inc. (a)	55,838	2,947,688
ICU Medical, Inc. (a)	9,526	871,915
Inspire Medical Systems, Inc. (a)	13,547	2,856,656
Integra LifeSciences Holdings Corp. (a)	32,123	1,289,738
Masimo Corp. (a)	20,337	2,622,253
Novocure Ltd. (a)	49,440	688,205
Penumbra, Inc. (a)	17,093	4,310,684
QuidelOrtho Corp. (a)	25,171	1,724,465
Shockwave Medical, Inc. (a)	17,086	3,865,708
Tandem Diabetes Care, Inc. (a)	30,355	692,094
		28,593,944
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	42,259	3,471,154
agilon health, Inc. (a)(b)	136,905	806,370
Amedisys, Inc. (a)	15,094	1,422,911
Chemed Corp.	6,915	4,099,143
DaVita, Inc. (a)	25,445	2,752,131
Encompass Health Corp.	46,522	3,304,923
Henry Schein, Inc. (a)	61,418	4,596,523
Premier, Inc.	55,869	1,207,888
R1 RCM, Inc. (a)	72,030	737,587
Tenet Healthcare Corp. (a)	47,561	3,935,197
Universal Health Services, Inc. Class B	28,258	4,487,653
		30,821,480
Health Care Technology - 0.2%
Certara, Inc. (a)	56,262	909,194
Doximity, Inc. (a)(b)	56,444	1,521,166
Teladoc Health, Inc. (a)(b)	77,690	1,509,517
		3,939,877
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	43,255	1,802,436
Azenta, Inc. (a)	27,934	1,821,297
Bio-Techne Corp.	73,334	5,156,847
Bruker Corp.	50,034	3,577,931
Charles River Laboratories International, Inc. (a)	23,917	5,172,769
Maravai LifeSciences Holdings, Inc. (a)	51,851	300,736
Medpace Holdings, Inc. (a)	10,977	3,200,674
QIAGEN NV	105,363	4,600,149
Sotera Health Co. (a)(b)	46,519	684,760
		26,317,599
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	84,750	4,376,490
Elanco Animal Health, Inc. (a)	230,899	3,403,451
Jazz Pharmaceuticals PLC (a)	28,764	3,529,918
Organon & Co.	120,365	2,004,077
Perrigo Co. PLC	63,563	2,039,101
		15,353,037
TOTAL HEALTH CARE		153,017,506
INDUSTRIALS - 22.0%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	33,176	8,262,815
BWX Technologies, Inc.	43,021	3,505,351
Curtiss-Wright Corp.	17,972	4,000,028
Hexcel Corp.	39,708	2,636,214
Huntington Ingalls Industries, Inc.	18,469	4,781,993
Mercury Systems, Inc. (a)	25,289	750,072
Spirit AeroSystems Holdings, Inc. Class A (a)	49,249	1,352,378
Textron, Inc.	92,236	7,813,312
Woodward, Inc.	28,192	3,884,012
		36,986,175
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	55,135	2,998,241
Building Products - 3.7%
A.O. Smith Corp.	57,034	4,426,409
Advanced Drain Systems, Inc.	32,124	4,189,612
Allegion PLC	41,353	5,123,223
Armstrong World Industries, Inc.	20,653	2,048,984
Builders FirstSource, Inc. (a)	57,959	10,069,217
Carlisle Companies, Inc.	22,807	7,167,328
Fortune Brands Innovations, Inc.	59,567	4,621,804
Hayward Holdings, Inc. (a)	62,545	783,063
Lennox International, Inc.	15,062	6,448,946
Owens Corning	41,734	6,323,953
The AZEK Co., Inc. (a)	62,145	2,396,311
Trex Co., Inc. (a)	51,172	4,169,495
		57,768,345
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	23,844	4,004,838
Driven Brands Holdings, Inc. (a)	29,308	384,228
MSA Safety, Inc.	17,361	2,865,086
Stericycle, Inc. (a)	43,384	2,082,432
Tetra Tech, Inc.	24,970	3,949,755
Vestis Corp.	55,172	1,180,681
		14,467,020
Construction & Engineering - 1.3%
AECOM	61,691	5,440,529
EMCOR Group, Inc.	21,859	4,986,256
MasTec, Inc. (a)	29,289	1,923,409
MDU Resources Group, Inc.	95,198	1,857,313
Valmont Industries, Inc.	9,774	2,206,090
Willscot Mobile Mini Holdings (a)	90,377	4,274,832
		20,688,429
Electrical Equipment - 2.5%
Acuity Brands, Inc.	14,710	3,503,334
ChargePoint Holdings, Inc. Class A (a)(b)	144,191	273,963
Generac Holdings, Inc. (a)	28,658	3,257,555
Hubbell, Inc. Class B	25,250	8,473,143
nVent Electric PLC	77,516	4,654,061
Plug Power, Inc. (a)(b)	247,732	1,102,407
Regal Rexnord Corp.	31,166	4,159,414
Sensata Technologies, Inc. PLC	71,073	2,570,710
Sunrun, Inc. (a)(b)	99,425	1,439,674
Vertiv Holdings Co.	161,757	9,111,772
		38,546,033
Ground Transportation - 1.8%
Avis Budget Group, Inc.	9,380	1,535,600
Hertz Global Holdings, Inc. (a)(b)	61,863	516,556
Knight-Swift Transportation Holdings, Inc. Class A	73,591	4,222,652
Landstar System, Inc.	16,848	3,230,099
Lyft, Inc. (a)	161,706	2,019,708
Ryder System, Inc.	20,608	2,340,451
Saia, Inc. (a)	12,513	5,638,108
Schneider National, Inc. Class B	25,400	622,808
U-Haul Holding Co. (a)(b)	3,679	243,771
U-Haul Holding Co. (non-vtg.)	47,215	3,015,622
XPO, Inc. (a)	53,672	4,585,736
		27,971,111
Machinery - 4.6%
AGCO Corp.	29,486	3,607,022
Allison Transmission Holdings, Inc.	42,061	2,546,373
Crane Co.	22,603	2,805,258
Donaldson Co., Inc.	57,050	3,684,860
ESAB Corp.	26,582	2,285,786
Flowserve Corp.	61,625	2,460,686
Gates Industrial Corp. PLC (a)	52,653	678,171
Graco, Inc.	78,746	6,717,034
ITT, Inc.	38,935	4,702,569
Lincoln Electric Holdings, Inc.	26,300	5,844,386
Middleby Corp. (a)	25,061	3,535,355
Nordson Corp.	26,953	6,784,609
Oshkosh Corp.	30,714	3,381,611
Pentair PLC	77,317	5,657,285
RBC Bearings, Inc. (a)	13,320	3,576,953
Snap-On, Inc.	24,529	7,111,693
Timken Co.	28,805	2,359,418
Toro Co.	49,048	4,535,959
		72,275,028
Marine Transportation - 0.1%
Kirby Corp. (a)	27,768	2,184,231
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	59,064	2,116,263
American Airlines Group, Inc. (a)	306,093	4,355,703
		6,471,966
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	60,412	8,504,197
CACI International, Inc. Class A (a)	10,392	3,572,042
Clarivate PLC (a)(b)	221,750	1,982,445
Concentrix Corp.	20,685	1,838,276
Dayforce, Inc. (a)	69,507	4,832,127
Dun & Bradstreet Holdings, Inc.	128,344	1,487,507
FTI Consulting, Inc. (a)	15,679	3,004,253
Genpact Ltd.	83,395	2,993,881
KBR, Inc.	63,063	3,286,213
Manpower, Inc.	23,168	1,717,676
Paycor HCM, Inc. (a)(b)	30,311	588,943
Paylocity Holding Corp. (a)	19,790	3,134,934
Robert Half, Inc.	48,665	3,870,814
Science Applications International Corp.	24,825	3,169,160
		43,982,468
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	48,741	2,037,861
Core & Main, Inc. (a)	76,944	3,178,557
MSC Industrial Direct Co., Inc. Class A	22,112	2,182,012
SiteOne Landscape Supply, Inc. (a)	20,941	3,236,432
Watsco, Inc. (b)	15,645	6,116,882
WESCO International, Inc.	20,848	3,617,545
		20,369,289
TOTAL INDUSTRIALS		344,708,336
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.1%
Ciena Corp. (a)	69,891	3,704,223
F5, Inc. (a)	27,858	5,117,515
Juniper Networks, Inc.	149,992	5,543,704
Lumentum Holdings, Inc. (a)	31,485	1,729,786
ViaSat, Inc. (a)(b)	55,066	1,224,117
		17,319,345
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (a)	26,100	2,901,015
Avnet, Inc.	42,811	1,939,338
Cognex Corp.	81,395	2,941,615
Coherent Corp. (a)	61,187	2,908,830
Crane Nxt Co.	22,664	1,320,858
IPG Photonics Corp. (a)	14,128	1,382,990
Jabil, Inc.	58,768	7,363,043
Littelfuse, Inc.	11,400	2,757,660
TD SYNNEX Corp.	27,375	2,736,953
Vontier Corp.	73,324	2,536,277
		28,788,579
IT Services - 0.9%
Amdocs Ltd.	55,218	5,062,386
DXC Technology Co. (a)	96,445	2,102,501
Globant SA (a)	19,426	4,580,845
Kyndryl Holdings, Inc. (a)	106,992	2,195,476
		13,941,208
Semiconductors & Semiconductor Equipment - 1.8%
Allegro MicroSystems LLC (a)(b)	35,321	916,227
Cirrus Logic, Inc. (a)	26,009	2,007,895
Entegris, Inc.	70,378	8,283,491
Lattice Semiconductor Corp. (a)	64,195	3,906,908
MKS Instruments, Inc.	31,272	3,328,904
Qorvo, Inc. (a)	46,132	4,601,206
Universal Display Corp.	22,012	3,736,977
Wolfspeed, Inc. (a)(b)	58,428	1,901,831
		28,683,439
Software - 6.3%
Alteryx, Inc. Class A (a)(b)	28,852	1,369,316
AppLovin Corp. (a)	98,984	4,071,212
Aspen Technology, Inc. (a)(b)	12,939	2,484,159
Bentley Systems, Inc. Class B	91,661	4,619,714
Bill Holdings, Inc. (a)	48,336	3,772,625
CCC Intelligent Solutions Holdings, Inc. Class A (a)	94,782	1,041,654
Confluent, Inc. (a)	87,202	1,949,837
Dolby Laboratories, Inc. Class A	27,875	2,318,643
DoubleVerify Holdings, Inc. (a)	64,785	2,592,048
Dropbox, Inc. Class A (a)	121,653	3,853,967
Dynatrace, Inc. (a)	113,312	6,458,784
Elastic NV (a)	37,375	4,375,118
Five9, Inc. (a)	33,500	2,541,310
Gen Digital, Inc.	261,073	6,129,994
GitLab, Inc. (a)	41,325	2,938,621
Guidewire Software, Inc. (a)	38,431	4,291,974
HashiCorp, Inc. (a)	45,819	1,001,603
Informatica, Inc. (a)	20,031	600,930
Manhattan Associates, Inc. (a)	29,041	7,044,185
nCino, Inc. (a)	32,865	1,034,590
NCR Voyix Corp. (a)	60,794	893,672
Nutanix, Inc. Class A (a)	114,500	6,434,900
Pegasystems, Inc.	19,752	962,712
Procore Technologies, Inc. (a)	37,497	2,676,911
PTC, Inc. (a)	53,996	9,754,377
RingCentral, Inc. (a)	40,196	1,362,242
SentinelOne, Inc. (a)	110,093	2,950,492
Smartsheet, Inc. (a)	60,275	2,710,567
Teradata Corp. (a)	46,769	2,159,792
UiPath, Inc. Class A (a)	179,297	4,120,245
		98,516,194
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc. Class A (a)	134,209	5,367,018
TOTAL INFORMATION TECHNOLOGY		192,615,783
MATERIALS - 6.2%
Chemicals - 1.6%
Ashland, Inc.	22,342	2,091,658
Axalta Coating Systems Ltd. (a)	104,255	3,379,947
Element Solutions, Inc.	105,160	2,337,707
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	732,801	886,689
Huntsman Corp.	79,686	1,955,494
NewMarket Corp.	2,934	1,636,615
Olin Corp.	57,678	3,003,293
RPM International, Inc.	59,930	6,392,134
The Chemours Co. LLC	70,039	2,113,077
The Scotts Miracle-Gro Co. Class A	19,452	1,094,370
		24,890,984
Construction Materials - 0.2%
Eagle Materials, Inc.	16,276	3,682,933
Containers & Packaging - 2.7%
Aptargroup, Inc.	30,823	4,003,291
Ardagh Group SA	5,444	31,058
Ardagh Metal Packaging SA	67,385	248,651
Avery Dennison Corp.	38,055	7,590,070
Berry Global Group, Inc.	56,185	3,677,870
Crown Holdings, Inc.	49,991	4,424,204
Graphic Packaging Holding Co.	143,476	3,660,073
Packaging Corp. of America	41,699	6,917,030
Sealed Air Corp.	67,743	2,340,521
Silgan Holdings, Inc.	39,359	1,808,152
Sonoco Products Co.	46,064	2,621,042
WestRock Co.	119,711	4,819,565
		42,141,527
Metals & Mining - 1.6%
Alcoa Corp.	83,766	2,492,039
Cleveland-Cliffs, Inc. (a)	234,723	4,706,196
MP Materials Corp. (a)(b)	49,001	774,706
Reliance Steel & Aluminum Co.	27,205	7,764,851
Royal Gold, Inc.	30,895	3,534,079
SSR Mining, Inc.	95,829	903,667
United States Steel Corp.	104,353	4,906,678
		25,082,216
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	30,275	2,014,801
TOTAL MATERIALS		97,812,461
REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Agree Realty Corp.	46,701	2,783,847
American Homes 4 Rent Class A	156,926	5,500,256
Americold Realty Trust	127,245	3,499,238
Apartment Income (REIT) Corp.	70,104	2,291,700
Boston Properties, Inc.	73,916	4,915,414
Brixmor Property Group, Inc.	141,046	3,165,072
Camden Property Trust (SBI)	48,898	4,588,588
Cousins Properties, Inc.	71,293	1,633,323
CubeSmart (b)	105,400	4,555,388
EastGroup Properties, Inc.	21,557	3,824,859
EPR Properties	34,967	1,547,989
Equity Lifestyle Properties, Inc.	83,725	5,667,345
Federal Realty Investment Trust (SBI)	38,096	3,875,506
First Industrial Realty Trust, Inc.	62,192	3,204,132
Gaming & Leisure Properties	120,559	5,503,518
Healthcare Trust of America, Inc.	178,977	2,883,319
Highwoods Properties, Inc. (SBI)	49,018	1,125,943
Host Hotels & Resorts, Inc.	333,208	6,404,258
Kilroy Realty Corp.	54,957	1,965,262
Kimco Realty Corp.	309,216	6,246,163
Lamar Advertising Co. Class A	40,947	4,286,332
Medical Properties Trust, Inc. (b)	279,674	866,989
National Storage Affiliates Trust	38,006	1,419,524
NNN (REIT), Inc.	85,485	3,448,465
Omega Healthcare Investors, Inc.	115,315	3,344,135
Park Hotels & Resorts, Inc.	100,611	1,517,214
Rayonier, Inc.	69,161	2,095,578
Regency Centers Corp.	85,148	5,336,225
Rexford Industrial Realty, Inc.	99,186	5,216,192
Stag Industrial, Inc.	85,640	3,163,542
Vornado Realty Trust	83,280	2,264,383
		108,139,699
Real Estate Management & Development - 0.7%
Howard Hughes Holdings, Inc.	15,860	1,270,069
Jones Lang LaSalle, Inc. (a)	22,329	3,953,573
Zillow Group, Inc.:
Class A (a)	26,086	1,437,078
Class C (a)	72,750	4,135,110
		10,795,830
TOTAL REAL ESTATE		118,935,529
UTILITIES - 2.5%
Electric Utilities - 1.0%
Hawaiian Electric Industries, Inc.	51,629	669,628
IDACORP, Inc.	23,791	2,202,571
NRG Energy, Inc.	107,282	5,690,237
OGE Energy Corp.	94,203	3,131,308
Pinnacle West Capital Corp.	53,357	3,676,297
		15,370,041
Gas Utilities - 0.3%
National Fuel Gas Co.	41,853	1,973,787
UGI Corp.	98,442	2,179,506
		4,153,293
Independent Power and Renewable Electricity Producers - 0.6%
Brookfield Renewable Corp. (b)	62,774	1,752,650
Clearway Energy, Inc.:
Class A	16,408	368,524
Class C	38,519	933,701
Vistra Corp.	171,211	7,024,787
		10,079,662
Multi-Utilities - 0.3%
NiSource, Inc.	194,844	5,060,099
Water Utilities - 0.3%
Essential Utilities, Inc.	114,405	4,102,563
TOTAL UTILITIES		38,765,658
TOTAL COMMON STOCKS (Cost $1,341,444,675)		1,565,541,435

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $99,691)	100,000	99,693

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	4,724,579	4,725,524
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	66,154,300	66,160,916
TOTAL MONEY MARKET FUNDS (Cost $70,886,440)		70,886,440

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $1,412,430,806)	1,636,527,568
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(65,765,789)
NET ASSETS - 100.0%	1,570,761,779

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	19	Mar 2024	5,212,270	106,701	106,701

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,693.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,445,348	61,844,949	58,564,773	93,609	-	-	4,725,524	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	92,897,377	156,612,001	183,348,462	262,197	-	-	66,160,916	0.3%
Total	94,342,725	218,456,950	241,913,235	355,806	-	-	70,886,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	43,812,047	43,812,047	-	-
Consumer Discretionary	220,204,050	220,204,050	-	-
Consumer Staples	47,153,529	47,153,529	-	-
Energy	50,810,393	50,810,393	-	-
Financials	257,706,143	257,706,143	-	-
Health Care	153,017,506	153,017,506	-	-
Industrials	344,708,336	344,708,336	-	-
Information Technology	192,615,783	192,615,783	-	-
Materials	97,812,461	97,812,461	-	-
Real Estate	118,935,529	118,935,529	-	-
Utilities	38,765,658	38,765,658	-	-

U.S. Government and Government Agency Obligations	99,693	-	99,693	-

Money Market Funds	70,886,440	70,886,440	-	-
Total Investments in Securities:	1,636,527,568	1,636,427,875	99,693	-
Derivative Instruments: Assets
Futures Contracts	106,701	106,701	-	-
Total Assets	106,701	106,701	-	-
Total Derivative Instruments:	106,701	106,701	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	106,701	0
Total Equity Risk	106,701	0
Total Value of Derivatives	106,701	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,842,812) - See accompanying schedule:
Unaffiliated issuers (cost $1,341,544,366)	$1,565,641,128
Fidelity Central Funds (cost $70,886,440)	70,886,440

Total Investment in Securities (cost $1,412,430,806)		$1,636,527,568
Segregated cash with brokers for derivative instruments		203,456
Dividends receivable		605,209
Distributions receivable from Fidelity Central Funds		27,617
Prepaid expenses		1,072
Receivable from investment adviser for expense reductions		81,367
Other receivables		37,916
Total assets		1,637,484,205
Liabilities
Payable for investments purchased	$252,637
Accrued management fee	144,107
Payable for daily variation margin on futures contracts	99,940
Other payables and accrued expenses	74,156
Collateral on securities loaned	66,151,586
Total Liabilities		66,722,426
Net Assets		$1,570,761,779
Net Assets consist of:
Paid in capital		$1,381,567,069
Total accumulated earnings (loss)		189,194,710
Net Assets		$1,570,761,779
Net Asset Value, offering price and redemption price per share ($1,570,761,779 ÷ 260,909,992 shares)		$6.02
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$12,236,348
Interest		8,012
Income from Fidelity Central Funds (including $262,197 from security lending)		355,806
Total Income		12,600,166
Expenses
Management fee	$826,285
Custodian fees and expenses	36,524
Independent trustees' fees and expenses	2,487
Registration fees	4,980
Audit	29,095
Legal	2,358
Interest	21,604
Miscellaneous	2,734
Total expenses before reductions	926,067
Expense reductions	(526,588)
Total expenses after reductions		399,479
Net Investment income (loss)		12,200,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(617,208)
Futures contracts	59,070
Total net realized gain (loss)		(558,138)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,541,947
Assets and liabilities in foreign currencies	(72)
Futures contracts	(6,838)
Total change in net unrealized appreciation (depreciation)		8,535,037
Net gain (loss)		7,976,899
Net increase (decrease) in net assets resulting from operations		$20,177,586
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,200,687	$17,192,877
Net realized gain (loss)	(558,138)	(9,576,067)
Change in net unrealized appreciation (depreciation)	8,535,037	138,189,010
Net increase (decrease) in net assets resulting from operations	20,177,586	145,805,820
Distributions to shareholders	(37,672,815)	(110,768,589)

Share transactions
Proceeds from sales of shares	102,498,008	1,860,933,035
Reinvestment of distributions	37,661,887	110,367,799
Cost of shares redeemed	(162,839,850)	(641,896,678)

Net increase (decrease) in net assets resulting from share transactions	(22,679,955)	1,329,404,156
Total increase (decrease) in net assets	(40,175,184)	1,364,441,387

Net Assets
Beginning of period	1,610,936,963	246,495,576
End of period	$1,570,761,779	$1,610,936,963

Other Information
Shares
Sold	17,099,012	336,949,020
Issued in reinvestment of distributions	6,626,293	19,549,412
Redeemed	(28,321,934)	(116,031,798)
Net increase (decrease)	(4,596,629)	240,466,634

Financial Highlights
Fidelity® SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$6.07	$9.84	$16.46	$12.19	$12.80	$12.95
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	.16	.20	.20	.19
Net realized and unrealized gain (loss)	.04	.38	(1.07)	5.09	(.20) C	.46
Total from investment operations	.09	.48	(.91)	5.29	-	.65
Distributions from net investment income	(.09)	(.11)	(.22)	(.17)	(.22)	(.18)
Distributions from net realized gain	(.05)	(4.15)	(5.48)	(.85)	(.39)	(.63)
Total distributions	(.14)	(4.25) D	(5.71) D	(1.02)	(.61)	(.80) D
Net asset value, end of period	$6.02	$6.07	$9.84	$16.46	$12.19	$12.80
Total Return E,F	1.70%	8.32%	(8.94)%	46.99%	(.03)% C	5.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I,J	.15%	.14%	.13%	.13%	.22%
Expenses net of fee waivers, if any	.05% I,J	.06%	.05%	.05%	.05%	.08%
Expenses net of all reductions	.05% I,J	.06%	.05%	.05%	.05%	.08%
Net investment income (loss)	1.62% I,J	1.77%	1.35%	1.37%	1.66%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,570,762	$1,610,937	$246,496	$1,087,415	$1,921,810	$1,862,285
Portfolio turnover rate K	20% I	76%	93%	69%	79%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been (.16)%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$307,790,632
Gross unrealized depreciation	(107,521,444)
Net unrealized appreciation (depreciation)	$200,269,188
Tax cost	$1,436,365,081

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	148,481,149	186,971,788

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	Borrower	$ 15,520,556	5.57%	$ 21,604

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Small-Mid Cap 500 Index Fund	$1,200

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Small-Mid Cap 500 Index Fund	$24,654	$ 3,163	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $526,588.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Small-Mid Cap 500 Index Fund	74%	26%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® SAI Small-Mid Cap 500 Index Fund	.05%
Actual		$ 1,000	$ 1,017.00	$ .25
Hypothetical-B		$ 1,000	$ 1,024.89	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Small-Mid Cap 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9868214.108
SV3-SANN-0324
Fidelity® SAI Real Estate Index Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis, Inc.	8.8
American Tower Corp.	6.9
Equinix, Inc.	5.8
Crown Castle, Inc.	3.5
Simon Property Group, Inc.	3.4
Realty Income Corp.	3.4
Welltower, Inc.	3.4
Public Storage	3.4
Digital Realty Trust, Inc.	3.2
CoStar Group, Inc.	2.6
44.4

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	22.2
REITs - Warehouse/Industrial	11.8
REITs - Apartments	10.2
REITs - Management/Investment	10.1
REITs - Storage	8.1

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 92.1%
REITs - Apartments - 10.2%
American Homes 4 Rent Class A	20,282	710,884
Apartment Investment & Management Co. Class A (a)	8,129	60,398
AvalonBay Communities, Inc.	8,839	1,582,269
Camden Property Trust (SBI)	6,652	624,224
Centerspace	937	51,310
Equity Residential (SBI)	22,382	1,347,173
Essex Property Trust, Inc.	3,995	931,914
Independence Realty Trust, Inc. (b)	14,186	208,392
Invitation Homes, Inc.	38,169	1,256,905
Mid-America Apartment Communities, Inc.	7,255	916,887
UDR, Inc.	19,521	703,146
		8,393,502
REITs - Diversified - 22.2%
Alexander & Baldwin, Inc.	4,572	79,187
Apartment Income (REIT) Corp.	9,305	304,180
Apple Hospitality (REIT), Inc.	13,690	219,861
Armada Hoffler Properties, Inc.	4,375	52,325
Broadstone Net Lease, Inc.	11,757	188,935
Cousins Properties, Inc.	9,557	218,951
Crown Castle, Inc.	26,937	2,915,930
Digital Realty Trust, Inc.	18,819	2,643,317
Elme Communities (SBI)	5,404	78,250
EPR Properties	4,737	209,707
Equinix, Inc.	5,814	4,824,283
Farmland Partners, Inc. (b)	2,913	32,684
Gaming & Leisure Properties	16,314	744,734
Gladstone Commercial Corp.	2,541	32,576
Gladstone Land Corp.	2,085	29,524
Global Net Lease, Inc. (b)	12,277	103,741
InvenTrust Properties Corp.	4,182	103,839
Lamar Advertising Co. Class A	5,456	571,134
NexPoint Diversified Real Estate Trust	2,304	15,898
NexPoint Residential Trust, Inc.	1,460	44,603
One Liberty Properties, Inc.	1,118	22,628
Outfront Media, Inc.	9,334	121,529
Potlatch Corp.	4,975	222,532
SBA Communications Corp. Class A	6,726	1,505,682
Uniti Group, Inc. (b)	15,212	80,015
VICI Properties, Inc.	63,166	1,902,560
Vornado Realty Trust	10,106	274,782
WP Carey, Inc.	13,300	824,068
		18,367,455
REITs - Health Care - 7.0%
CareTrust (REIT), Inc.	6,245	130,645
Community Healthcare Trust, Inc.	1,583	40,509
Diversified Healthcare Trust (SBI) (b)	10,754	30,864
Global Medical REIT, Inc.	4,224	42,705
Healthcare Trust of America, Inc.	23,575	379,793
Healthpeak Properties, Inc.	34,067	630,240
LTC Properties, Inc.	2,509	78,206
Medical Properties Trust, Inc. (b)	37,396	115,928
Physicians Realty Trust	14,916	182,572
Sabra Health Care REIT, Inc.	14,395	192,029
Universal Health Realty Income Trust (SBI)	824	32,803
Ventas, Inc.	24,936	1,156,781
Welltower, Inc.	32,216	2,787,006
		5,800,081
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc. (b)	2,692	143,161
Omega Healthcare Investors, Inc.	15,215	441,235
		584,396
REITs - Hotels - 2.6%
Chatham Lodging Trust	3,095	32,498
DiamondRock Hospitality Co. (b)	13,251	121,114
Host Hotels & Resorts, Inc.	44,332	852,061
Park Hotels & Resorts, Inc.	13,673	206,189
Pebblebrook Hotel Trust	7,584	115,428
RLJ Lodging Trust	9,850	114,063
Ryman Hospitality Properties, Inc.	3,515	386,299
Service Properties Trust	10,388	80,299
Summit Hotel Properties, Inc.	6,902	44,725
Sunstone Hotel Investors, Inc.	12,342	131,689
Xenia Hotels & Resorts, Inc. (b)	6,744	89,898
		2,174,263
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	11,256	415,797
REITs - Management/Investment - 10.1%
American Assets Trust, Inc.	3,118	69,937
American Tower Corp.	28,945	5,663,089
Empire State Realty Trust, Inc. (b)	8,533	81,234
LXP Industrial Trust (REIT)	18,168	165,147
NNN (REIT), Inc.	11,252	453,906
Rayonier, Inc.	8,777	265,943
Safehold, Inc.	2,862	56,839
UMH Properties, Inc.	3,948	59,654
Weyerhaeuser Co.	45,420	1,488,413
Whitestone REIT Class B	2,953	38,153
		8,342,315
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc. (b)	10,967	742,356
Sun Communities, Inc.	7,728	968,705
		1,711,061
REITs - Office - 0.1%
Net Lease Office Properties	903	22,376
Peakstone Realty Trust (b)	2,292	33,188
		55,564
REITs - Office Buildings - 0.0%
Office Properties Income Trust	3,359	12,328
REITs - Office Property - 4.1%
Alexandria Real Estate Equities, Inc.	10,239	1,237,895
Boston Properties, Inc.	9,322	619,913
Brandywine Realty Trust (SBI) (b)	11,174	52,965
City Office REIT, Inc.	2,693	14,138
COPT Defense Properties (SBI)	6,990	164,684
Douglas Emmett, Inc. (b)	10,506	142,356
Easterly Government Properties, Inc.	6,047	74,257
Equity Commonwealth	6,392	122,151
Franklin Street Properties Corp.	5,225	12,854
Highwoods Properties, Inc. (SBI)	6,799	156,173
Hudson Pacific Properties, Inc.	7,968	65,258
JBG SMITH Properties	6,137	98,192
Kilroy Realty Corp.	7,028	251,321
Orion Office (REIT), Inc.	3,542	18,206
Paramount Group, Inc.	10,090	47,928
Piedmont Office Realty Trust, Inc. Class A	7,923	53,876
SL Green Realty Corp.	4,075	183,171
Veris Residential, Inc. (b)	4,536	69,174
		3,384,512
REITs - Regional Malls - 3.9%
CBL & Associates Properties, Inc.	598	13,981
Simon Property Group, Inc.	20,315	2,815,862
Tanger, Inc.	6,619	178,051
The Macerich Co.	13,575	214,349
		3,222,243
REITs - Shopping Centers - 7.6%
Acadia Realty Trust (SBI)	6,120	104,407
Alexanders, Inc.	148	32,529
Brixmor Property Group, Inc.	18,667	418,887
Federal Realty Investment Trust (SBI)	4,547	462,566
Kimco Realty Corp.	41,853	845,431
Kite Realty Group Trust	13,786	295,020
Phillips Edison & Co., Inc.	7,301	253,418
Realty Income Corp.	51,714	2,812,724
Regency Centers Corp.	10,358	649,136
Retail Opportunity Investments Corp.	7,965	108,244
Saul Centers, Inc.	793	30,340
SITE Centers Corp.	11,942	159,067
Urban Edge Properties	7,456	128,765
		6,300,534
REITs - Single Tenant - 1.1%
Agree Realty Corp.	5,974	356,110
Essential Properties Realty Trust, Inc.	9,793	243,944
Four Corners Property Trust, Inc. (b)	5,642	132,079
Getty Realty Corp.	2,939	81,293
NETSTREIT Corp.	4,390	79,766
		893,192
REITs - Storage - 8.1%
CubeSmart	14,002	605,166
Extra Space Storage, Inc.	13,139	1,897,797
Iron Mountain, Inc.	18,103	1,222,315
National Storage Affiliates Trust	5,310	198,329
Public Storage	9,837	2,785,740
		6,709,347
REITs - Warehouse/Industrial - 11.8%
Americold Realty Trust (b)	16,756	460,790
EastGroup Properties, Inc.	2,838	503,546
First Industrial Realty Trust, Inc.	8,204	422,670
Industrial Logistics Properties Trust	3,531	14,053
Plymouth Industrial REIT, Inc.	2,622	58,051
Prologis, Inc.	57,438	7,276,822
Rexford Industrial Realty, Inc.	12,922	679,568
Terreno Realty Corp.	5,264	314,419
		9,729,919
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		76,096,509
Real Estate Management & Development - 7.6%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	976	25,464
The St. Joe Co.	2,220	122,544
		148,008
Real Estate Development - 0.3%
Forestar Group, Inc. (a)	1,287	40,232
Howard Hughes Holdings, Inc.	2,136	171,051
		211,283
Real Estate Operating Companies - 0.3%
Digitalbridge Group, Inc. (b)	10,164	199,621
Kennedy-Wilson Holdings, Inc.	6,748	70,517
		270,138
Real Estate Services - 6.8%
Anywhere Real Estate, Inc. (a)	6,242	44,443
CBRE Group, Inc. (a)	19,238	1,660,432
Compass, Inc. (a)	21,988	75,639
CoStar Group, Inc. (a)	25,378	2,118,555
Cushman & Wakefield PLC (a)	10,004	105,242
Doma Holdings, Inc. Class A (a)(b)	403	1,672
eXp World Holdings, Inc. (b)	4,840	59,919
Jones Lang LaSalle, Inc. (a)	2,964	524,806
Marcus & Millichap, Inc.	1,574	59,954
Newmark Group, Inc.	9,104	92,406
Offerpad Solutions, Inc. (a)(b)	696	6,487
Opendoor Technologies, Inc. (a)	33,208	113,571
Redfin Corp. (a)(b)	7,158	58,409
Zillow Group, Inc.:
Class A (a)	3,529	194,413
Class C (a)	9,491	539,468
		5,655,416
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	2,164	19,801
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,304,646
TOTAL COMMON STOCKS (Cost $72,291,538)		82,401,155

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $99,691)	100,000	99,693

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	73,978	73,993
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	2,075,400	2,075,607
TOTAL MONEY MARKET FUNDS (Cost $2,149,600)		2,149,600

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $74,540,829)	84,650,448
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(1,965,945)
NET ASSETS - 100.0%	82,684,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Mar 2024	274,330	6,973	6,973

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,874.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	196,160	1,470,146	1,592,313	4,615	-	-	73,993	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	834,557	6,170,915	4,929,865	1,842	-	-	2,075,607	0.0%
Total	1,030,717	7,641,061	6,522,178	6,457	-	-	2,149,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	82,401,155	82,401,155	-	-

U.S. Treasury Obligations	99,693	-	99,693	-

Money Market Funds	2,149,600	2,149,600	-	-
Total Investments in Securities:	84,650,448	84,550,755	99,693	-
Derivative Instruments: Assets
Futures Contracts	6,973	6,973	-	-
Total Assets	6,973	6,973	-	-
Total Derivative Instruments:	6,973	6,973	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,973	0
Total Equity Risk	6,973	0
Total Value of Derivatives	6,973	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,974,503) - See accompanying schedule:
Unaffiliated issuers (cost $72,391,229)	$82,500,848
Fidelity Central Funds (cost $2,149,600)	2,149,600

Total Investment in Securities (cost $74,540,829)		$84,650,448
Segregated cash with brokers for derivative instruments		10,049
Cash		37,085
Dividends receivable		80,516
Distributions receivable from Fidelity Central Funds		1,034
Prepaid expenses		61
Receivable from investment adviser for expense reductions		20,532
Other receivables		3,189
Total assets		84,802,914
Liabilities
Accrued management fee	$4,972
Payable for daily variation margin on futures contracts	5,260
Other payables and accrued expenses	32,154
Collateral on securities loaned	2,076,025
Total Liabilities		2,118,411
Net Assets		$82,684,503
Net Assets consist of:
Paid in capital		$85,450,417
Total accumulated earnings (loss)		(2,765,914)
Net Assets		$82,684,503
Net Asset Value, offering price and redemption price per share ($82,684,503 ÷ 12,004,394 shares)		$6.89
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$1,293,845
Interest		2,598
Income from Fidelity Central Funds (including $1,842 from security lending)		6,457
Total Income		1,302,900
Expenses
Management fee	$27,876
Custodian fees and expenses	3,609
Independent trustees' fees and expenses	132
Registration fees	19,176
Audit	29,273
Legal	250
Miscellaneous	128
Total expenses before reductions	80,444
Expense reductions	(52,615)
Total expenses after reductions		27,829
Net Investment income (loss)		1,275,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(232,830)
Futures contracts	2,092
Total net realized gain (loss)		(230,738)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(483,171)
Futures contracts	(12,604)
Total change in net unrealized appreciation (depreciation)		(495,775)
Net gain (loss)		(726,513)
Net increase (decrease) in net assets resulting from operations		$548,558
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,275,071	$3,505,923
Net realized gain (loss)	(230,738)	36,843,376
Change in net unrealized appreciation (depreciation)	(495,775)	(77,494,494)
Net increase (decrease) in net assets resulting from operations	548,558	(37,145,195)
Distributions to shareholders	(3,296,002)	(64,713,259)

Share transactions
Proceeds from sales of shares	-	1,407,824
Reinvestment of distributions	3,296,002	64,704,858
Cost of shares redeemed	(994,293)	(287,910,648)

Net increase (decrease) in net assets resulting from share transactions	2,301,709	(221,797,966)
Total increase (decrease) in net assets	(445,735)	(323,656,420)

Net Assets
Beginning of period	83,130,238	406,786,658
End of period	$82,684,503	$83,130,238

Other Information
Shares
Sold	-	128,760
Issued in reinvestment of distributions	482,656	7,441,997
Redeemed	(140,507)	(29,859,078)
Net increase (decrease)	342,149	(22,288,321)

Financial Highlights
Fidelity® SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.13	$11.98	$13.17	$9.67	$11.88	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.11	.26	.29	.28	.36	.37
Net realized and unrealized gain (loss)	(.07)	(1.38)	(.79)	3.48	(2.20)	.79
Total from investment operations	.04	(1.12)	(.50)	3.76	(1.84)	1.16
Distributions from net investment income	(.08)	(.34)	(.21)	(.26)	(.30)	(.37)
Distributions from net realized gain	(.20)	(3.39)	(.48)	-	(.07)	(.02)
Total distributions	(.28)	(3.73)	(.69)	(.26)	(.37)	(.39)
Net asset value, end of period	$6.89	$7.13	$11.98	$13.17	$9.67	$11.88
Total Return C,D	.64%	(9.67)%	(4.24)%	39.72%	(16.04)%	10.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.20% G,H	.16%	.09%	.09%	.16%	.15%
Expenses net of fee waivers, if any	.07% G,H	.09%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% G,H	.09%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.21% G,H	3.10%	2.28%	2.58%	3.52%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$82,685	$83,130	$406,787	$747,826	$572,828	$104,696
Portfolio turnover rate I	5% G	8%	13%	53%	82%	9%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,525,527
Gross unrealized depreciation	(6,910,108)
Net unrealized appreciation (depreciation)	$9,615,419
Tax cost	$75,042,002

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(749,549)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,168,511)

Due to large redemptions and then subscriptions in a prior period, approximately $12,168,511 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $70,663 of those capital losses per year to offset capital gains.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	2,475,631	1,847,972
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Real Estate Index Fund	$63
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Real Estate Index Fund	$164	$16	$7,023
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $52,434.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $181.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	99%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® SAI Real Estate Index Fund	.07%
Actual		$ 1,000	$ 1,006.40	$ .35
Hypothetical-B		$ 1,000	$ 1,024.78	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Real Estate Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9870988.107
SV8-SANN-0324
Fidelity® SAI U.S. Quality Index Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.3
Apple, Inc.	8.5
Alphabet, Inc. Class A	6.3
Meta Platforms, Inc. Class A	5.1
Broadcom, Inc.	4.6
Merck & Co., Inc.	3.9
Visa, Inc. Class A	3.9
AbbVie, Inc.	3.8
MasterCard, Inc. Class A	3.8
Johnson & Johnson	3.7
52.9

Market Sectors (% of Fund's net assets)

Information Technology	38.1
Health Care	20.8
Communication Services	11.9
Financials	10.1
Industrials	7.3
Consumer Staples	5.5
Consumer Discretionary	5.2
Real Estate	0.7
Materials	0.2
Energy	0.1

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.9%
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A (a)(b)	6,250,305	875,667,731
Meta Platforms, Inc. Class A	1,800,808	702,567,233
		1,578,234,964
Media - 0.5%
The Trade Desk, Inc. (a)	1,020,092	69,804,896
TOTAL COMMUNICATION SERVICES		1,648,039,860
CONSUMER DISCRETIONARY - 5.2%
Broadline Retail - 0.4%
Amazon.com, Inc. (a)	104,236	16,177,427
eBay, Inc.	1,109,457	45,565,399
		61,742,826
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc. (a)	75,090	263,375,922
Yum! Brands, Inc.	585,098	75,764,340
		339,140,262
Household Durables - 0.6%
Garmin Ltd.	321,554	38,422,487
NVR, Inc. (a)	6,868	48,593,092
		87,015,579
Specialty Retail - 1.7%
AutoZone, Inc. (a)	37,887	104,648,819
O'Reilly Automotive, Inc. (a)	126,746	129,667,495
		234,316,314
TOTAL CONSUMER DISCRETIONARY		722,214,981
CONSUMER STAPLES - 5.5%
Beverages - 3.3%
The Coca-Cola Co.	7,734,006	460,096,017
Household Products - 1.1%
Colgate-Palmolive Co.	1,740,152	146,520,798
Tobacco - 1.1%
Altria Group, Inc.	3,707,377	148,739,965
TOTAL CONSUMER STAPLES		755,356,780
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Texas Pacific Land Corp. (b)	12,432	18,167,255
FINANCIALS - 10.1%
Banks - 0.3%
First Citizens Bancshares, Inc.	25,029	37,793,790
Capital Markets - 0.9%
Ameriprise Financial, Inc.	214,448	82,954,920
LPL Financial (b)	159,111	38,057,760
		121,012,680
Financial Services - 7.8%
Equitable Holdings, Inc. (b)	687,523	22,475,127
MasterCard, Inc. Class A	1,175,211	527,940,038
Visa, Inc. Class A	1,976,585	540,121,617
		1,090,536,782
Insurance - 1.1%
Aon PLC	425,181	126,886,766
Kinsale Capital Group, Inc. (b)	46,256	18,389,998
Lincoln National Corp. (b)	256,676	7,045,756
		152,322,520
TOTAL FINANCIALS		1,401,665,772
HEALTH CARE - 20.8%
Biotechnology - 9.6%
AbbVie, Inc.	3,222,099	529,713,076
Amgen, Inc.	1,121,856	352,554,467
Regeneron Pharmaceuticals, Inc. (a)	224,073	211,251,543
Vertex Pharmaceuticals, Inc. (a)	542,147	234,955,667
		1,328,474,753
Health Care Equipment & Supplies - 1.4%
Edwards Lifesciences Corp. (a)	1,270,566	99,701,314
IDEXX Laboratories, Inc. (a)	173,763	89,501,846
		189,203,160
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	305,096	63,279,961
Life Sciences Tools & Services - 0.5%
Medpace Holdings, Inc. (a)	49,015	14,291,794
Mettler-Toledo International, Inc. (a)	45,472	54,438,624
		68,730,418
Pharmaceuticals - 8.9%
Johnson & Johnson	3,202,342	508,852,144
Merck & Co., Inc.	4,505,113	544,127,548
Zoetis, Inc. Class A	963,000	180,861,030
		1,233,840,722
TOTAL HEALTH CARE		2,883,529,014
INDUSTRIALS - 7.3%
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	308,681	38,995,671
Commercial Services & Supplies - 0.8%
Cintas Corp.	182,492	110,329,188
Machinery - 1.9%
Allison Transmission Holdings, Inc.	192,589	11,659,338
Illinois Tool Works, Inc.	575,869	150,244,222
Otis Worldwide Corp.	858,584	75,933,169
Snap-On, Inc.	108,297	31,398,549
		269,235,278
Professional Services - 3.0%
Automatic Data Processing, Inc.	866,476	212,962,471
Paychex, Inc.	669,234	81,465,855
Paycom Software, Inc.	102,361	19,473,157
Paylocity Holding Corp. (a)(b)	89,656	14,202,407
Robert Half, Inc.	223,534	17,779,894
Verisk Analytics, Inc.	307,338	74,231,347
		420,115,131
Trading Companies & Distributors - 1.3%
Fastenal Co.	1,199,586	81,847,753
MSC Industrial Direct Co., Inc. Class A	100,037	9,871,651
W.W. Grainger, Inc.	93,526	83,765,627
		175,485,031
TOTAL INDUSTRIALS		1,014,160,299
INFORMATION TECHNOLOGY - 38.1%
IT Services - 0.3%
VeriSign, Inc. (a)	194,241	38,630,650
Semiconductors & Semiconductor Equipment - 11.3%
Applied Materials, Inc.	1,417,072	232,824,930
Broadcom, Inc.	546,067	644,359,060
KLA Corp.	286,552	170,223,350
Lam Research Corp.	279,783	230,868,538
Lattice Semiconductor Corp. (a)(b)	286,759	17,452,153
NVIDIA Corp.	443,285	272,739,962
		1,568,467,993
Software - 18.0%
Adobe, Inc. (a)	765,261	472,762,941
Autodesk, Inc. (a)	448,208	113,759,672
Cadence Design Systems, Inc. (a)	574,043	165,588,444
Check Point Software Technologies Ltd. (a)	202,019	32,106,880
Dolby Laboratories, Inc. Class A	125,602	10,447,574
Fair Isaac Corp. (a)	53,030	63,573,955
Fortinet, Inc. (a)	1,367,387	88,182,788
Manhattan Associates, Inc. (a)	132,126	32,048,483
Microsoft Corp.	3,226,434	1,282,765,627
Palo Alto Networks, Inc. (a)	643,627	217,874,176
Qualys, Inc. (a)	79,485	15,036,177
		2,494,146,717
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	6,397,377	1,179,676,319
TOTAL INFORMATION TECHNOLOGY		5,280,921,679
MATERIALS - 0.2%
Chemicals - 0.2%
CF Industries Holdings, Inc.	402,203	30,370,349
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Simon Property Group, Inc.	684,066	94,818,388
TOTAL COMMON STOCKS (Cost $9,096,773,206)		13,849,244,377

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $1,993,821)	2,000,000	1,993,862

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	9,560,302	9,562,214
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	15,380,383	15,381,921
TOTAL MONEY MARKET FUNDS (Cost $24,944,135)		24,944,135

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,123,711,162)	13,876,182,374
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,509,883)
NET ASSETS - 100.0%	13,867,672,491

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	76	Mar 2024	18,507,900	788,602	788,602

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $882,284.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	26,917,616	797,708,869	815,064,271	704,529	-	-	9,562,214	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	24,275,950	161,251,327	170,145,356	5,253	-	-	15,381,921	0.1%
Total	51,193,566	958,960,196	985,209,627	709,782	-	-	24,944,135

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,648,039,860	1,648,039,860	-	-
Consumer Discretionary	722,214,981	722,214,981	-	-
Consumer Staples	755,356,780	755,356,780	-	-
Energy	18,167,255	18,167,255	-	-
Financials	1,401,665,772	1,401,665,772	-	-
Health Care	2,883,529,014	2,883,529,014	-	-
Industrials	1,014,160,299	1,014,160,299	-	-
Information Technology	5,280,921,679	5,280,921,679	-	-
Materials	30,370,349	30,370,349	-	-
Real Estate	94,818,388	94,818,388	-	-

U.S. Government and Government Agency Obligations	1,993,862	-	1,993,862	-

Money Market Funds	24,944,135	24,944,135	-	-
Total Investments in Securities:	13,876,182,374	13,874,188,512	1,993,862	-
Derivative Instruments: Assets
Futures Contracts	788,602	788,602	-	-
Total Assets	788,602	788,602	-	-
Total Derivative Instruments:	788,602	788,602	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	788,602	0
Total Equity Risk	788,602	0
Total Value of Derivatives	788,602	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,946,905) - See accompanying schedule:
Unaffiliated issuers (cost $9,098,767,027)	$13,851,238,239
Fidelity Central Funds (cost $24,944,135)	24,944,135

Total Investment in Securities (cost $9,123,711,162)		$13,876,182,374
Receivable for fund shares sold		1,656,920
Dividends receivable		7,786,400
Distributions receivable from Fidelity Central Funds		105,287
Prepaid expenses		9,309
Total assets		13,885,740,290
Liabilities
Payable for fund shares redeemed	$1,214,045
Accrued management fee	1,129,154
Payable for daily variation margin on futures contracts	285,689
Other payables and accrued expenses	70,315
Collateral on securities loaned	15,368,596
Total Liabilities		18,067,799
Net Assets		$13,867,672,491
Net Assets consist of:
Paid in capital		$8,995,782,957
Total accumulated earnings (loss)		4,871,889,534
Net Assets		$13,867,672,491
Net Asset Value, offering price and redemption price per share ($13,867,672,491 ÷ 690,423,243 shares)		$20.09
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$78,699,673
Interest		56,797
Income from Fidelity Central Funds (including $5,253 from security lending)		709,782
Total Income		79,466,252
Expenses
Management fee	$6,498,270
Custodian fees and expenses	43,129
Independent trustees' fees and expenses	21,302
Registration fees	27,517
Audit	29,175
Legal	11,391
Interest	237,021
Miscellaneous	27,392
Total expenses before reductions	6,895,197
Expense reductions	(5,921)
Total expenses after reductions		6,889,276
Net Investment income (loss)		72,576,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	261,910,013
Futures contracts	1,838,716
Total net realized gain (loss)		263,748,729
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	937,492,534
Futures contracts	(1,328,098)
Total change in net unrealized appreciation (depreciation)		936,164,436
Net gain (loss)		1,199,913,165
Net increase (decrease) in net assets resulting from operations		$1,272,490,141
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,576,976	$159,567,532
Net realized gain (loss)	263,748,729	72,409,466
Change in net unrealized appreciation (depreciation)	936,164,436	1,425,225,146
Net increase (decrease) in net assets resulting from operations	1,272,490,141	1,657,202,144
Distributions to shareholders	(317,078,481)	(151,433,952)

Share transactions
Proceeds from sales of shares	582,112,726	2,689,324,785
Reinvestment of distributions	312,161,986	148,959,461
Cost of shares redeemed	(1,055,543,157)	(2,679,474,559)

Net increase (decrease) in net assets resulting from share transactions	(161,268,445)	158,809,687
Total increase (decrease) in net assets	794,143,215	1,664,577,879

Net Assets
Beginning of period	13,073,529,276	11,408,951,397
End of period	$13,867,672,491	$13,073,529,276

Other Information
Shares
Sold	31,005,826	165,452,298
Issued in reinvestment of distributions	16,907,890	9,395,183
Redeemed	(56,751,292)	(167,559,660)
Net increase (decrease)	(8,837,576)	7,287,821

Financial Highlights
Fidelity® SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.70	$16.49	$19.24	$15.96	$15.19	$14.23
Income from Investment Operations
Net investment income (loss) A,B	.10	.23	.23	.22	.26	.25
Net realized and unrealized gain (loss)	1.75	2.20	(1.36)	4.58	2.45	1.10
Total from investment operations	1.85	2.43	(1.13)	4.80	2.71	1.35
Distributions from net investment income	(.23)	(.22)	(.20)	(.28)	(.24)	(.19)
Distributions from net realized gain	(.23)	-	(1.42)	(1.25)	(1.69)	(.20)
Total distributions	(.46)	(.22)	(1.62)	(1.52) C	(1.94) C	(.39)
Net asset value, end of period	$20.09	$18.70	$16.49	$19.24	$15.96	$15.19
Total Return D,E	10.12%	14.97%	(6.55)%	32.64%	20.14%	9.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11% H,I	.11%	.10%	.10%	.11%	.19%
Expenses net of fee waivers, if any	.11% H,I	.11%	.10%	.10%	.11%	.15%
Expenses net of all reductions	.11% H,I	.11%	.10%	.10%	.11%	.15%
Net investment income (loss)	1.12% H,I	1.43%	1.30%	1.30%	1.83%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$13,867,672	$13,073,529	$11,408,951	$10,136,091	$8,332,335	$8,732,756
Portfolio turnover rate J	55% I	58%	47%	71%	60%	99%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, and losses deferred due to wash sales, excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,858,526,797
Gross unrealized depreciation	(124,743,122)
Net unrealized appreciation (depreciation)	$4,733,783,675
Tax cost	$9,143,187,301

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	3,565,053,337	3,769,905,632

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	Borrower	$ 139,374,455	5.57%	$ 237,021

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Quality Index Fund	$10,279

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Quality Index Fund	$539	$ 2	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,921.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	85%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Quality Index Fund	90%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® SAI U.S. Quality Index Fund	.11%
Actual		$ 1,000	$ 1,101.20	$ .58
Hypothetical-B		$ 1,000	$ 1,024.58	$ .56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Quality Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
The Board considered that, when compared to a subset of the total expense asset size peer group that excludes funds in a fund complex with a unique at-cost service model, the fund would not be above the total expense asset size peer group competitive median for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9868210.108
SV4-SANN-0324
Fidelity® SAI U.S. Momentum Index Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	5.1
Eli Lilly & Co.	5.0
Meta Platforms, Inc. Class A	5.0
Microsoft Corp.	4.9
Broadcom, Inc.	4.8
Amazon.com, Inc.	3.3
Adobe, Inc.	3.3
Alphabet, Inc. Class A	2.5
Apple, Inc.	2.3
Alphabet, Inc. Class C	2.2
38.4

Market Sectors (% of Fund's net assets)

Information Technology	40.8
Industrials	13.2
Communication Services	12.8
Consumer Discretionary	9.9
Health Care	9.0
Financials	7.7
Materials	2.2
Energy	1.6
Consumer Staples	1.1
Utilities	0.7
Real Estate	0.4

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.8%
Entertainment - 2.0%
Netflix, Inc. (a)	11,047	6,231,723
Roku, Inc. Class A (a)	1,876	165,201
Take-Two Interactive Software, Inc. (a)	1,484	244,756
		6,641,680
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	57,333	8,032,353
Class C (a)	51,068	7,241,442
Meta Platforms, Inc. Class A	41,938	16,361,691
Pinterest, Inc. Class A (a)	5,149	192,933
Snap, Inc. Class A (a)	5,061	80,419
		31,908,838
Media - 1.0%
Charter Communications, Inc. Class A (a)	424	157,181
Comcast Corp. Class A	57,882	2,693,828
News Corp. Class A	6,794	167,404
The Trade Desk, Inc. (a)	2,887	197,557
		3,215,970
TOTAL COMMUNICATION SERVICES		41,766,488
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.0%
BorgWarner, Inc.	1,783	60,444
Automobiles - 0.0%
Rivian Automotive, Inc. (a)(b)	5,953	91,140
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	69,378	10,767,466
MercadoLibre, Inc. (a)	1,027	1,758,029
		12,525,495
Hotels, Restaurants & Leisure - 3.2%
Airbnb, Inc. Class A (a)	2,247	323,883
Booking Holdings, Inc. (a)	1,173	4,114,262
Carnival Corp. (a)	29,175	483,722
Chipotle Mexican Grill, Inc. (a)	317	763,580
Darden Restaurants, Inc.	569	92,508
Domino's Pizza, Inc.	130	55,409
Doordash, Inc. (a)	8,823	919,357
Draftkings Holdings, Inc. (a)	14,189	554,080
Expedia, Inc. (a)	1,383	205,140
Hilton Worldwide Holdings, Inc.	2,481	473,772
Hyatt Hotels Corp. Class A (b)	431	55,327
Las Vegas Sands Corp.	1,451	70,983
Marriott International, Inc. Class A	3,423	820,596
MGM Resorts International (a)	1,495	64,838
Royal Caribbean Cruises Ltd. (a)	9,285	1,183,838
Wynn Resorts Ltd.	774	73,089
		10,254,384
Household Durables - 1.3%
D.R. Horton, Inc.	9,306	1,329,920
Garmin Ltd.	1,456	173,977
Lennar Corp. Class A	6,708	1,005,194
NVR, Inc. (a)	87	615,550
PulteGroup, Inc.	9,757	1,020,192
		4,144,833
Specialty Retail - 1.2%
O'Reilly Automotive, Inc. (a)	874	894,146
Ross Stores, Inc.	4,647	651,881
TJX Companies, Inc.	24,890	2,362,310
		3,908,337
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	939	707,752
lululemon athletica, Inc. (a)	1,128	511,909
		1,219,661
TOTAL CONSUMER DISCRETIONARY		32,204,294
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Celsius Holdings, Inc. (a)(b)	982	49,002
Molson Coors Beverage Co. Class B	1,750	108,133
Monster Beverage Corp.	5,624	309,432
		466,567
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	3,876	2,693,355
Food Products - 0.1%
Bunge Global SA	555	48,890
Lamb Weston Holdings, Inc.	512	52,449
Mondelez International, Inc.	3,823	287,757
		389,096
TOTAL CONSUMER STAPLES		3,549,018
ENERGY - 1.6%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	13,726	391,191
Halliburton Co.	3,934	140,247
Schlumberger Ltd.	15,786	768,778
		1,300,216
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	12,962	1,332,623
Hess Corp.	942	132,379
Marathon Petroleum Corp.	9,092	1,505,635
Phillips 66 Co.	6,046	872,498
Targa Resources Corp.	2,257	191,755
		4,034,890
TOTAL ENERGY		5,335,106
FINANCIALS - 7.7%
Banks - 1.6%
First Citizens Bancshares, Inc.	359	542,090
JPMorgan Chase & Co.	25,572	4,458,734
		5,000,824
Capital Markets - 1.4%
Ameriprise Financial, Inc.	335	129,588
Ares Management Corp.	4,683	568,891
Blackstone, Inc.	4,537	564,630
Cboe Global Markets, Inc.	3,198	587,952
CME Group, Inc.	3,660	753,374
Coinbase Global, Inc. (a)(b)	5,923	759,329
KKR & Co. LP	9,889	856,190
Robinhood Markets, Inc. (a)(b)	5,009	53,797
Tradeweb Markets, Inc. Class A	2,322	221,496
		4,495,247
Financial Services - 2.7%
Apollo Global Management, Inc.	12,239	1,228,796
Berkshire Hathaway, Inc. Class B (a)	11,467	4,400,347
Fiserv, Inc. (a)	2,337	331,550
FleetCor Technologies, Inc. (a)	575	166,710
MasterCard, Inc. Class A	3,200	1,437,536
Toast, Inc. (a)	1,116	19,831
Visa, Inc. Class A	4,706	1,285,962
		8,870,732
Insurance - 2.0%
AFLAC, Inc.	8,059	679,696
American International Group, Inc.	2,842	197,547
Arch Capital Group Ltd. (a)	11,912	981,906
Arthur J. Gallagher & Co.	5,136	1,192,374
Assurant, Inc.	947	159,049
Brown & Brown, Inc.	2,919	226,398
Erie Indemnity Co. Class A	657	227,210
Everest Re Group Ltd.	681	262,165
Fidelity National Financial, Inc.	2,785	139,334
Loews Corp.	1,827	133,115
Markel Group, Inc. (a)	117	175,199
Marsh & McLennan Companies, Inc.	5,692	1,103,337
Progressive Corp.	6,150	1,096,238
		6,573,568
TOTAL FINANCIALS		24,940,371
HEALTH CARE - 9.0%
Biotechnology - 1.3%
Amgen, Inc.	2,845	894,070
Exact Sciences Corp. (a)	3,750	245,250
Neurocrine Biosciences, Inc. (a)	509	71,143
Regeneron Pharmaceuticals, Inc. (a)	364	343,172
Vertex Pharmaceuticals, Inc. (a)	5,807	2,516,638
		4,070,273
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (a)	336	89,820
Boston Scientific Corp. (a)	20,989	1,327,764
IDEXX Laboratories, Inc. (a)	648	333,772
Intuitive Surgical, Inc. (a)	5,200	1,966,744
STERIS PLC	856	187,421
Stryker Corp.	2,191	735,037
		4,640,558
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	5,754	628,279
Cencora, Inc.	3,495	813,217
DaVita, Inc. (a)	178	19,252
McKesson Corp.	2,391	1,195,237
Molina Healthcare, Inc. (a)	225	80,199
		2,736,184
Life Sciences Tools & Services - 0.2%
West Pharmaceutical Services, Inc.	1,448	540,147
Pharmaceuticals - 5.3%
Eli Lilly & Co.	25,451	16,431,420
Merck & Co., Inc.	6,970	841,837
		17,273,257
TOTAL HEALTH CARE		29,260,419
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	1,637	407,711
Howmet Aerospace, Inc.	10,018	563,613
Textron, Inc.	748	63,363
The Boeing Co. (a)	3,361	709,305
TransDigm Group, Inc.	1,794	1,960,268
		3,704,260
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	457	57,733
FedEx Corp.	5,784	1,395,621
		1,453,354
Building Products - 1.6%
A.O. Smith Corp.	1,463	113,543
Builders FirstSource, Inc. (a)	5,447	946,307
Carlisle Companies, Inc.	428	134,503
Carrier Global Corp.	20,134	1,101,531
Lennox International, Inc.	1,385	593,002
Masco Corp.	1,930	129,870
Owens Corning	3,229	489,290
Trane Technologies PLC	6,188	1,559,685
		5,067,731
Commercial Services & Supplies - 0.6%
Cintas Corp.	940	568,296
Copart, Inc.	29,050	1,395,562
		1,963,858
Construction & Engineering - 0.2%
Quanta Services, Inc.	3,304	641,141
Electrical Equipment - 1.7%
AMETEK, Inc.	2,575	417,279
Eaton Corp. PLC	15,427	3,796,276
Emerson Electric Co.	2,137	196,027
Hubbell, Inc. Class B	953	319,798
Rockwell Automation, Inc.	873	221,113
Vertiv Holdings Co.	9,866	555,752
		5,506,245
Ground Transportation - 1.7%
Old Dominion Freight Lines, Inc.	2,834	1,108,151
U-Haul Holding Co. (non-vtg.)	572	36,534
Uber Technologies, Inc. (a)	68,082	4,443,712
		5,588,397
Industrial Conglomerates - 1.9%
General Electric Co.	46,729	6,187,854
Machinery - 2.3%
Caterpillar, Inc.	6,811	2,045,411
Illinois Tool Works, Inc.	887	231,418
Ingersoll Rand, Inc.	10,931	872,950
PACCAR, Inc.	16,341	1,640,473
Parker Hannifin Corp.	4,181	1,942,075
Pentair PLC	4,944	361,752
Snap-On, Inc.	499	144,675
Westinghouse Air Brake Tech Co.	1,205	158,542
		7,397,296
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	734	28,729
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	2,895	407,529
Broadridge Financial Solutions, Inc.	3,012	615,050
Jacobs Solutions, Inc.	1,126	151,751
Leidos Holdings, Inc.	508	56,119
Verisk Analytics, Inc.	3,513	848,495
		2,078,944
Trading Companies & Distributors - 1.1%
Fastenal Co.	2,813	191,931
Ferguson PLC	4,248	798,029
United Rentals, Inc.	1,817	1,136,352
W.W. Grainger, Inc.	1,116	999,534
Watsco, Inc.	979	382,769
		3,508,615
TOTAL INDUSTRIALS		43,126,424
INFORMATION TECHNOLOGY - 40.8%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	7,103	1,837,404
Cisco Systems, Inc.	15,526	779,095
Motorola Solutions, Inc.	1,214	387,873
		3,004,372
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	4,555	460,511
CDW Corp.	1,784	404,468
Jabil, Inc.	5,929	742,844
		1,607,823
IT Services - 0.7%
Akamai Technologies, Inc. (a)	3,979	490,332
Cloudflare, Inc. (a)	794	62,766
Gartner, Inc. (a)	1,222	558,992
GoDaddy, Inc. (a)	1,529	163,083
MongoDB, Inc. Class A (a)	2,167	867,927
Snowflake, Inc. (a)	752	147,121
		2,290,221
Semiconductors & Semiconductor Equipment - 16.6%
Advanced Micro Devices, Inc. (a)	38,188	6,403,746
Applied Materials, Inc.	22,624	3,717,123
Broadcom, Inc.	13,277	15,666,860
Entegris, Inc.	662	77,917
First Solar, Inc. (a)	866	126,696
Intel Corp.	97,206	4,187,634
KLA Corp.	3,695	2,194,978
Lam Research Corp.	3,817	3,149,674
Lattice Semiconductor Corp. (a)	547	33,290
Marvell Technology, Inc.	3,951	267,483
Microchip Technology, Inc.	2,482	211,417
Micron Technology, Inc.	6,950	595,963
Monolithic Power Systems, Inc.	539	324,866
NVIDIA Corp.	27,031	16,631,366
ON Semiconductor Corp. (a)	5,811	413,336
		54,002,349
Software - 19.0%
Adobe, Inc. (a)	17,167	10,605,429
ANSYS, Inc. (a)	751	246,200
Atlassian Corp. PLC (a)	1,255	313,461
Bentley Systems, Inc. Class B	3,682	185,573
Cadence Design Systems, Inc. (a)	8,018	2,312,872
Confluent, Inc. (a)	2,482	55,498
Crowdstrike Holdings, Inc. (a)	4,693	1,372,703
Datadog, Inc. Class A (a)	1,132	140,866
Dropbox, Inc. Class A (a)	3,832	121,398
Dynatrace, Inc. (a)	1,980	112,860
Fair Isaac Corp. (a)	960	1,150,877
Fortinet, Inc. (a)	3,719	239,838
HubSpot, Inc. (a)	1,271	776,581
Intuit, Inc.	4,239	2,676,208
Manhattan Associates, Inc. (a)	2,032	492,882
Microsoft Corp.	40,337	16,037,184
Oracle Corp.	44,718	4,995,001
Palantir Technologies, Inc. (a)	77,174	1,241,730
Palo Alto Networks, Inc. (a)	8,879	3,005,630
PTC, Inc. (a)	1,584	286,150
Roper Technologies, Inc.	844	453,228
Salesforce, Inc. (a)	18,825	5,291,519
ServiceNow, Inc. (a)	5,953	4,556,426
Splunk, Inc. (a)	4,420	677,895
Synopsys, Inc. (a)	4,643	2,476,344
UiPath, Inc. Class A (a)	4,506	103,548
Workday, Inc. Class A (a)	5,170	1,504,832
Zscaler, Inc. (a)	1,469	346,199
		61,778,932
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	39,806	7,340,226
Dell Technologies, Inc.	9,691	803,190
Hewlett Packard Enterprise Co.	4,720	72,169
NetApp, Inc.	1,076	93,827
Seagate Technology Holdings PLC	3,224	276,232
Super Micro Computer, Inc. (a)	2,359	1,249,350
Western Digital Corp. (a)	3,051	174,670
		10,009,664
TOTAL INFORMATION TECHNOLOGY		132,693,361
MATERIALS - 2.2%
Chemicals - 1.4%
Celanese Corp. Class A	1,454	212,706
DuPont de Nemours, Inc.	3,028	187,130
Linde PLC	10,489	4,246,262
Westlake Corp.	163	22,551
		4,668,649
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	1,580	803,304
Vulcan Materials Co.	2,814	635,992
		1,439,296
Containers & Packaging - 0.1%
Packaging Corp. of America	1,825	302,731
WestRock Co.	2,537	102,140
		404,871
Metals & Mining - 0.2%
Nucor Corp.	738	137,954
Reliance Steel & Aluminum Co.	1,319	376,469
Steel Dynamics, Inc.	448	54,069
		568,492
TOTAL MATERIALS		7,081,308
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust, Inc.	4,415	620,131
Iron Mountain, Inc.	2,566	173,256
Welltower, Inc.	4,839	418,622
		1,212,009
Real Estate Management & Development - 0.0%
Zillow Group, Inc. Class C (a)	607	34,502
TOTAL REAL ESTATE		1,246,511
UTILITIES - 0.7%
Electric Utilities - 0.6%
Constellation Energy Corp.	12,453	1,519,266
NRG Energy, Inc.	2,538	134,616
PG&E Corp.	10,661	179,851
		1,833,733
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	10,545	432,661
TOTAL UTILITIES		2,266,394
TOTAL COMMON STOCKS (Cost $246,380,126)		323,469,694

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $299,073)	300,000	299,079

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	261,309	261,361
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	910,859	910,950
TOTAL MONEY MARKET FUNDS (Cost $1,172,311)		1,172,311

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $247,851,510)	324,941,084
NET OTHER ASSETS (LIABILITIES) - 0.1%	314,658
NET ASSETS - 100.0%	325,255,742

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	5	Mar 2024	1,217,625	(202)	(202)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $85,736.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,483,312	15,058,959	16,280,910	11,086	-	-	261,361	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	690,275	11,514,336	11,293,661	535	-	-	910,950	0.0%
Total	2,173,587	26,573,295	27,574,571	11,621	-	-	1,172,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	41,766,488	41,766,488	-	-
Consumer Discretionary	32,204,294	32,204,294	-	-
Consumer Staples	3,549,018	3,549,018	-	-
Energy	5,335,106	5,335,106	-	-
Financials	24,940,371	24,940,371	-	-
Health Care	29,260,419	29,260,419	-	-
Industrials	43,126,424	43,126,424	-	-
Information Technology	132,693,361	132,693,361	-	-
Materials	7,081,308	7,081,308	-	-
Real Estate	1,246,511	1,246,511	-	-
Utilities	2,266,394	2,266,394	-	-

U.S. Government and Government Agency Obligations	299,079	-	299,079	-

Money Market Funds	1,172,311	1,172,311	-	-
Total Investments in Securities:	324,941,084	324,642,005	299,079	-
Derivative Instruments: Liabilities
Futures Contracts	(202)	(202)	-	-
Total Liabilities	(202)	(202)	-	-
Total Derivative Instruments:	(202)	(202)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(202)
Total Equity Risk	0	(202)
Total Value of Derivatives	0	(202)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $874,550) - See accompanying schedule:
Unaffiliated issuers (cost $246,679,199)	$323,768,773
Fidelity Central Funds (cost $1,172,311)	1,172,311

Total Investment in Securities (cost $247,851,510)		$324,941,084
Receivable for investments sold		21,607,345
Receivable for fund shares sold		488,507
Dividends receivable		35,724
Distributions receivable from Fidelity Central Funds		954
Prepaid expenses		244
Other receivables		2,499
Total assets		347,076,357
Liabilities
Payable for investments purchased	$20,608,905
Payable for fund shares redeemed	213,982
Accrued management fee	26,682
Payable for daily variation margin on futures contracts	14,792
Other payables and accrued expenses	45,304
Collateral on securities loaned	910,950
Total Liabilities		21,820,615
Net Assets		$325,255,742
Net Assets consist of:
Paid in capital		$239,132,920
Total accumulated earnings (loss)		86,122,822
Net Assets		$325,255,742
Net Asset Value, offering price and redemption price per share ($325,255,742 ÷ 23,259,872 shares)		$13.98
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$1,528,518
Non-Cash dividends		84,231
Interest		7,824
Income from Fidelity Central Funds (including $535 from security lending)		11,621
Total Income		1,632,194
Expenses
Management fee	$157,807
Custodian fees and expenses	13,094
Independent trustees' fees and expenses	529
Registration fees	22,016
Audit	29,864
Legal	3,274
Interest	7,275
Miscellaneous	5,449
Total Expenses		239,308
Net Investment income (loss)		1,392,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,825,708
Futures contracts	43,912
Total net realized gain (loss)		18,869,620
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,971,544
Futures contracts	(30,881)
Total change in net unrealized appreciation (depreciation)		24,940,663
Net gain (loss)		43,810,283
Net increase (decrease) in net assets resulting from operations		$45,203,169
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,392,886	$36,071,724
Net realized gain (loss)	18,869,620	250,894,815
Change in net unrealized appreciation (depreciation)	24,940,663	(238,747,543)
Net increase (decrease) in net assets resulting from operations	45,203,169	48,218,996
Distributions to shareholders	(55,039,241)	(61,615,588)

Share transactions
Proceeds from sales of shares	21,444,185	56,880,947
Reinvestment of distributions	50,595,189	60,451,730
Cost of shares redeemed	(71,857,648)	(4,293,261,374)

Net increase (decrease) in net assets resulting from share transactions	181,726	(4,175,928,697)
Total increase (decrease) in net assets	(9,654,346)	(4,189,325,289)

Net Assets
Beginning of period	334,910,088	4,524,235,377
End of period	$325,255,742	$334,910,088

Other Information
Shares
Sold	1,642,031	4,142,276
Issued in reinvestment of distributions	4,023,283	4,354,609
Redeemed	(5,527,954)	(309,624,256)
Net increase (decrease)	137,360	(301,127,371)

Financial Highlights
Fidelity® SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.48	$13.95	$19.05	$15.74	$13.77	$13.31
Income from Investment Operations
Net investment income (loss) A,B	.06	.30	.19	.10	.19	.20
Net realized and unrealized gain (loss)	1.85	.52 C	(1.81)	4.66	2.07	.71 D
Total from investment operations	1.91	.82	(1.62)	4.76	2.26	.91
Distributions from net investment income	(.11)	(.29)	(.10)	(.18)	(.22)	(.12)
Distributions from net realized gain	(2.30)	-	(3.38)	(1.27)	(.08)	(.33)
Total distributions	(2.41)	(.29)	(3.48)	(1.45)	(.29) E	(.45)
Net asset value, end of period	$13.98	$14.48	$13.95	$19.05	$15.74	$13.77
Total Return F,G	15.57%	5.99% C	(11.06)%	32.98%	16.76%	6.94% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	.15% J,K	.11%	.11%	.11%	.11%	.21%
Expenses net of fee waivers, if any	.15% J,K	.11%	.11%	.11%	.11%	.15%
Expenses net of all reductions	.15% J,K	.11%	.11%	.11%	.11%	.15%
Net investment income (loss)	.88% J,K	2.15%	1.25%	.58%	1.36%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$325,256	$334,910	$4,524,235	$2,908,860	$1,798,387	$3,655,491
Portfolio turnover rate L	101% J	85%	138%	128%	163%	161%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.95%.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been 6.91%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,833,570
Gross unrealized depreciation	(1,015,453)
Net unrealized appreciation (depreciation)	$76,818,117
Tax cost	$248,122,765
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	159,100,244	211,384,689
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Momentum Index Fund	Borrower	$ 11,765,250	5.57%	$7,275

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Momentum Index Fund	$254
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Momentum Index Fund	$45	$-	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® SAI U.S. Momentum Index Fund	.15%
Actual		$ 1,000	$ 1,155.70	$ .81
Hypothetical-B		$ 1,000	$ 1,024.38	$ .76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Momentum Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
The Board considered that, when compared to a subset of the total expense asset size peer group that excludes funds in a fund complex with a unique at-cost service model, the fund would not be above the total expense asset size peer group competitive median for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9878818.106
SY1-SANN-0324
Fidelity® Real Estate Index Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis, Inc.	8.8
American Tower Corp.	6.9
Equinix, Inc.	5.9
Crown Castle, Inc.	3.5
Simon Property Group, Inc.	3.4
Realty Income Corp.	3.4
Welltower, Inc.	3.4
Public Storage	3.4
Digital Realty Trust, Inc.	3.2
CoStar Group, Inc.	2.6
44.5

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	22.3
REITs - Warehouse/Industrial	11.8
REITs - Apartments	10.2
REITs - Management/Investment	10.1
REITs - Storage	8.1

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 92.2%
REITs - Apartments - 10.2%
American Homes 4 Rent Class A	611,251	21,424,348
Apartment Investment & Management Co. Class A (a)	247,410	1,838,256
AvalonBay Communities, Inc.	266,453	47,697,752
Camden Property Trust (SBI)	200,561	18,820,644
Centerspace	28,704	1,571,831
Equity Residential (SBI)	674,776	40,614,767
Essex Property Trust, Inc.	120,412	28,088,507
Independence Realty Trust, Inc.	427,407	6,278,609
Invitation Homes, Inc.	1,150,857	37,897,721
Mid-America Apartment Communities, Inc.	218,610	27,627,932
UDR, Inc.	588,584	21,200,796
		253,061,163
REITs - Diversified - 22.3%
Alexander & Baldwin, Inc.	137,111	2,374,763
Apartment Income (REIT) Corp.	281,789	9,211,682
Apple Hospitality (REIT), Inc.	413,025	6,633,182
Armada Hoffler Properties, Inc.	132,040	1,579,198
Broadstone Net Lease, Inc.	353,721	5,684,296
Cousins Properties, Inc.	290,397	6,652,995
Crown Castle, Inc.	812,258	87,926,929
Digital Realty Trust, Inc.	567,509	79,712,314
Elme Communities (SBI)	163,213	2,363,324
EPR Properties	142,287	6,299,045
Equinix, Inc.	175,331	145,484,404
Farmland Partners, Inc.	87,676	983,725
Gaming & Leisure Properties	491,656	22,444,096
Gladstone Commercial Corp.	77,123	988,717
Gladstone Land Corp.	63,202	894,940
Global Net Lease, Inc.	373,452	3,155,669
InvenTrust Properties Corp.	126,952	3,152,218
Lamar Advertising Co. Class A	164,440	17,213,579
NexPoint Diversified Real Estate Trust	68,543	472,947
NexPoint Residential Trust, Inc.	43,742	1,336,318
One Liberty Properties, Inc.	33,450	677,028
Outfront Media, Inc.	281,470	3,664,739
Potlatch Corp.	149,969	6,708,113
SBA Communications Corp. Class A	202,795	45,397,689
Uniti Group, Inc.	463,659	2,438,846
VICI Properties, Inc.	1,904,629	57,367,425
Vornado Realty Trust	305,293	8,300,917
WP Carey, Inc.	400,776	24,832,081
		553,951,179
REITs - Health Care - 7.0%
CareTrust (REIT), Inc.	187,604	3,924,676
Community Healthcare Trust, Inc.	47,482	1,215,064
Diversified Healthcare Trust (SBI)	319,572	917,172
Global Medical REIT, Inc.	123,647	1,250,071
Healthcare Trust of America, Inc.	711,339	11,459,671
Healthpeak Properties, Inc.	1,025,793	18,977,171
LTC Properties, Inc.	76,151	2,373,627
Medical Properties Trust, Inc. (b)	1,134,944	3,518,326
Physicians Realty Trust	450,923	5,519,298
Sabra Health Care REIT, Inc.	435,533	5,810,010
Universal Health Realty Income Trust (SBI)	25,041	996,882
Ventas, Inc.	751,772	34,874,703
Welltower, Inc.	971,566	84,050,175
		174,886,846
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc. (b)	80,797	4,296,784
Omega Healthcare Investors, Inc.	458,886	13,307,694
		17,604,478
REITs - Hotels - 2.6%
Chatham Lodging Trust	93,147	978,044
DiamondRock Hospitality Co.	402,810	3,681,683
Host Hotels & Resorts, Inc.	1,337,412	25,705,059
Park Hotels & Resorts, Inc.	410,308	6,187,445
Pebblebrook Hotel Trust	229,519	3,493,279
RLJ Lodging Trust	298,668	3,458,575
Ryman Hospitality Properties, Inc.	106,411	11,694,569
Service Properties Trust	314,655	2,432,283
Summit Hotel Properties, Inc.	207,397	1,343,933
Sunstone Hotel Investors, Inc.	374,433	3,995,200
Xenia Hotels & Resorts, Inc.	203,609	2,714,108
		65,684,178
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	338,979	12,521,884
REITs - Management/Investment - 10.1%
American Assets Trust, Inc.	93,797	2,103,867
American Tower Corp.	872,901	170,783,081
Empire State Realty Trust, Inc.	258,250	2,458,540
LXP Industrial Trust (REIT)	552,252	5,019,971
NNN (REIT), Inc.	340,438	13,733,269
Rayonier, Inc.	264,871	8,025,591
Safehold, Inc.	87,326	1,734,294
UMH Properties, Inc.	117,104	1,769,441
Weyerhaeuser Co.	1,369,705	44,885,233
Whitestone REIT Class B	88,746	1,146,598
		251,659,885
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	330,668	22,382,917
Sun Communities, Inc.	232,959	29,201,411
		51,584,328
REITs - Office - 0.1%
Net Lease Office Properties	27,598	683,878
Peakstone Realty Trust	68,038	985,190
		1,669,068
REITs - Office Buildings - 0.0%
Office Properties Income Trust	102,082	374,641
REITs - Office Property - 4.1%
Alexandria Real Estate Equities, Inc.	308,581	37,307,443
Boston Properties, Inc.	280,588	18,659,102
Brandywine Realty Trust (SBI)	338,892	1,606,348
City Office REIT, Inc.	74,055	388,789
COPT Defense Properties (SBI)	210,741	4,965,058
Douglas Emmett, Inc.	318,720	4,318,656
Easterly Government Properties, Inc.	183,140	2,248,959
Equity Commonwealth	192,621	3,680,987
Franklin Street Properties Corp.	156,575	385,175
Highwoods Properties, Inc. (SBI)	201,458	4,627,490
Hudson Pacific Properties, Inc.	243,104	1,991,022
JBG SMITH Properties	185,068	2,961,088
Kilroy Realty Corp.	211,362	7,558,305
Orion Office (REIT), Inc.	106,878	549,353
Paramount Group, Inc.	305,533	1,451,282
Piedmont Office Realty Trust, Inc. Class A	238,479	1,621,657
SL Green Realty Corp.	122,813	5,520,444
Veris Residential, Inc.	136,889	2,087,557
		101,928,715
REITs - Regional Malls - 3.9%
CBL & Associates Properties, Inc.	18,516	432,904
Simon Property Group, Inc.	612,595	84,911,793
Tanger, Inc.	200,503	5,393,531
The Macerich Co.	409,043	6,458,789
		97,197,017
REITs - Shopping Centers - 7.6%
Acadia Realty Trust (SBI)	180,279	3,075,560
Alexanders, Inc.	4,308	946,855
Brixmor Property Group, Inc.	564,461	12,666,505
Federal Realty Investment Trust (SBI)	137,561	13,994,081
Kimco Realty Corp.	1,261,453	25,481,351
Kite Realty Group Trust	416,784	8,919,178
Phillips Edison & Co., Inc.	221,221	7,678,581
Realty Income Corp.	1,559,294	84,810,001
Regency Centers Corp.	312,346	19,574,724
Retail Opportunity Investments Corp.	240,681	3,270,855
Saul Centers, Inc.	23,408	895,590
SITE Centers Corp.	359,317	4,786,102
Urban Edge Properties	223,135	3,853,541
		189,952,924
REITs - Single Tenant - 1.1%
Agree Realty Corp.	180,136	10,737,907
Essential Properties Realty Trust, Inc.	296,653	7,389,626
Four Corners Property Trust, Inc.	169,396	3,965,560
Getty Realty Corp.	89,115	2,464,921
NETSTREIT Corp.	132,618	2,409,669
		26,967,683
REITs - Storage - 8.1%
CubeSmart	421,983	18,238,105
Extra Space Storage, Inc.	396,194	57,226,261
Iron Mountain, Inc.	545,920	36,860,518
National Storage Affiliates Trust	160,773	6,004,872
Public Storage	296,630	84,002,650
		202,332,406
REITs - Warehouse/Industrial - 11.8%
Americold Realty Trust	507,106	13,945,415
EastGroup Properties, Inc.	85,487	15,167,958
First Industrial Realty Trust, Inc.	248,488	12,802,102
Industrial Logistics Properties Trust	105,004	417,916
Plymouth Industrial REIT, Inc.	79,030	1,749,724
Prologis, Inc.	1,732,142	219,445,070
Rexford Industrial Realty, Inc.	389,698	20,494,218
Terreno Realty Corp.	158,779	9,483,870
		293,506,273
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,294,882,668
Real Estate Management & Development - 7.6%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	30,317	790,971
The St. Joe Co.	66,670	3,680,184
		4,471,155
Real Estate Development - 0.3%
Forestar Group, Inc. (a)	38,368	1,199,384
Howard Hughes Holdings, Inc. (b)	64,357	5,153,709
		6,353,093
Real Estate Operating Companies - 0.3%
Digitalbridge Group, Inc.	307,928	6,047,706
Kennedy-Wilson Holdings, Inc.	203,353	2,125,039
		8,172,745
Real Estate Services - 6.8%
Anywhere Real Estate, Inc. (a)	190,409	1,355,712
CBRE Group, Inc. (a)	579,882	50,049,615
Compass, Inc. (a)	661,100	2,274,184
CoStar Group, Inc. (a)	765,210	63,879,731
Cushman & Wakefield PLC (a)	300,981	3,166,320
Doma Holdings, Inc. Class A (a)(b)	13,071	54,245
eXp World Holdings, Inc. (b)	146,890	1,818,498
Jones Lang LaSalle, Inc. (a)	89,151	15,785,076
Marcus & Millichap, Inc.	47,093	1,793,772
Newmark Group, Inc.	274,712	2,788,327
Offerpad Solutions, Inc. (a)(b)	19,883	185,310
Opendoor Technologies, Inc. (a)(b)	996,567	3,408,259
Redfin Corp. (a)(b)	216,999	1,770,712
Zillow Group, Inc.:
Class A (a)	112,175	6,179,721
Class C (a)	281,632	16,007,963
		170,517,445
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	65,774	601,832
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		190,116,270
TOTAL COMMON STOCKS (Cost $2,353,649,758)		2,484,998,938

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.43% 2/22/24 (d) (Cost $598,145)	600,000	598,159

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,319,951	1,320,215
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	13,740,348	13,741,722
TOTAL MONEY MARKET FUNDS (Cost $15,061,937)		15,061,937

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,369,309,840)	2,500,659,034
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(10,089,070)
NET ASSETS - 100.0%	2,490,569,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	123	Mar 2024	4,138,950	(53,741)	(53,741)
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Mar 2024	1,097,320	9,524	9,524

TOTAL FUTURES CONTRACTS					(44,217)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $10,369,872.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $378,834.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,169,355	101,597,403	106,446,543	145,994	-	-	1,320,215	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,663,855	51,134,719	60,056,852	41,351	-	-	13,741,722	0.1%
Total	28,833,210	152,732,122	166,503,395	187,345	-	-	15,061,937

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,484,998,938	2,484,998,938	-	-

U.S. Treasury Obligations	598,159	-	598,159	-

Money Market Funds	15,061,937	15,061,937	-	-
Total Investments in Securities:	2,500,659,034	2,500,060,875	598,159	-
Derivative Instruments: Assets
Futures Contracts	9,524	9,524	-	-
Total Assets	9,524	9,524	-	-
Liabilities
Futures Contracts	(53,741)	(53,741)	-	-
Total Liabilities	(53,741)	(53,741)	-	-
Total Derivative Instruments:	(44,217)	(44,217)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,524	(53,741)
Total Equity Risk	9,524	(53,741)
Total Value of Derivatives	9,524	(53,741)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,976,654) - See accompanying schedule:
Unaffiliated issuers (cost $2,354,247,903)	$2,485,597,097
Fidelity Central Funds (cost $15,061,937)	15,061,937

Total Investment in Securities (cost $2,369,309,840)		$2,500,659,034
Receivable for fund shares sold		2,991,689
Dividends receivable		2,422,724
Distributions receivable from Fidelity Central Funds		20,142
Other receivables		190,076
Total assets		2,506,283,665
Liabilities
Payable for fund shares redeemed	$1,699,713
Accrued management fee	149,375
Payable for daily variation margin on futures contracts	37,883
Other payables and accrued expenses	95,043
Collateral on securities loaned	13,731,687
Total Liabilities		15,713,701
Net Assets		$2,490,569,964
Net Assets consist of:
Paid in capital		$2,567,932,417
Total accumulated earnings (loss)		(77,362,453)
Net Assets		$2,490,569,964
Net Asset Value, offering price and redemption price per share ($2,490,569,964 ÷ 165,937,145 shares)		$15.01
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$39,271,749
Interest		19,944
Income from Fidelity Central Funds (including $41,351 from security lending)		187,345
Total Income		39,479,038
Expenses
Management fee	$838,072
Independent trustees' fees and expenses	3,949
Total expenses before reductions	842,021
Expense reductions	(3,029)
Total expenses after reductions		838,992
Net Investment income (loss)		38,640,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,028,688)
Futures contracts	(1,323,281)
Total net realized gain (loss)		(7,351,969)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,682,184)
Futures contracts	(239,938)
Total change in net unrealized appreciation (depreciation)		(12,922,122)
Net gain (loss)		(20,274,091)
Net increase (decrease) in net assets resulting from operations		$18,365,955
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,640,046	$79,921,540
Net realized gain (loss)	(7,351,969)	(24,549,785)
Change in net unrealized appreciation (depreciation)	(12,922,122)	(328,285,515)
Net increase (decrease) in net assets resulting from operations	18,365,955	(272,913,760)
Distributions to shareholders	(59,622,097)	(75,151,288)

Share transactions
Proceeds from sales of shares	283,299,740	636,858,558
Reinvestment of distributions	52,173,265	65,771,963
Cost of shares redeemed	(292,399,431)	(739,809,748)

Net increase (decrease) in net assets resulting from share transactions	43,073,574	(37,179,227)
Total increase (decrease) in net assets	1,817,432	(385,244,275)

Net Assets
Beginning of period	2,488,752,532	2,873,996,807
End of period	$2,490,569,964	$2,488,752,532

Other Information
Shares
Sold	19,549,409	42,354,093
Issued in reinvestment of distributions	3,435,008	4,300,329
Redeemed	(20,017,428)	(48,594,088)
Net increase (decrease)	2,966,989	(1,939,666)

Financial Highlights
Fidelity® Real Estate Index Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.27	$17.43	$18.44	$13.58	$16.82	$15.76
Income from Investment Operations
Net investment income (loss) A,B	.23	.49	.44	.39	.51	.53
Net realized and unrealized gain (loss)	(.13)	(2.18)	(1.19)	4.88	(3.15)	1.13
Total from investment operations	.10	(1.69)	(.75)	5.27	(2.64)	1.66
Distributions from net investment income	(.36)	(.47)	(.26)	(.41)	(.47)	(.50)
Distributions from net realized gain	-	-	-	-	(.13)	(.10)
Total distributions	(.36)	(.47)	(.26)	(.41)	(.60)	(.60)
Net asset value, end of period	$15.01	$15.27	$17.43	$18.44	$13.58	$16.82
Total Return C,D	.65%	(9.70)%	(4.21)%	39.73%	(16.34)%	10.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.07% G	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.23% G	3.25%	2.45%	2.53%	3.32%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,490,570	$2,488,753	$2,873,997	$2,939,615	$2,082,589	$2,256,495
Portfolio turnover rate H	5% G	13%	10%	44%	26%	10%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$447,927,978
Gross unrealized depreciation	(337,937,119)
Net unrealized appreciation (depreciation)	$109,990,859
Tax cost	$2,390,623,958

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(76,380,870)
Long-term	(97,659,583)
Total capital loss carryforward	$(174,040,453)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	88,007,040	57,488,087

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Index Fund	$4,117	$826	$28,220

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,029.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Real Estate Index Fund	.07%
Actual		$ 1,000	$ 1,006.50	$ .35
Hypothetical-B		$ 1,000	$ 1,024.78	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.929346.112
URX-I-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024